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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5410

                              ING Prime Rate Trust
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               (Address of principal executive offices) (Zip code)

          C T Corporation System, 101 Federal Street, Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:  February 28

Date of reporting period: February 28, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ANNUAL REPORT

February 28, 2003                            ING PRIME RATE TRUST


                                    [GRAPHIC]


                                                                     [LION LOGO]
                                                                      ING FUNDS

                              ING Prime Rate Trust


                                  ANNUAL REPORT

                                February 28, 2003


                                Table of Contents


Portfolio Managers' Report ...............................................     2
Statistics and Performance ...............................................     6
Additional Notes and Information .........................................     9
Report of Independent Auditor's ..........................................    10
Statement of Assets and Liabilities ......................................    11
Statement of Operations ..................................................    12
Statements of Changes in Net Assets ......................................    13
Statement of Cash Flows ..................................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    16
Portfolio of Investments .................................................    23
Shareholder Meeting Information ..........................................    41
Trustee and Officer Information ..........................................    43

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PERFORMANCE OF THE TRUST

The Trust declared $0.45 of dividends during the fiscal year ended February 28, 2003. Based on the average month-end net asset value ("NAV") per share of $6.90, this resulted in an annualized distribution rate of 6.4%(1) for the year. The Trust's total return (based on NAV) for the fiscal year was 0.4%, reflective of the difficult market conditions experienced during most of calendar 2002.

For the fiscal quarter ended February 28, 2003, the Trust's annualized distribution rate was 6.5%(1). The quarterly annualized distribution rate was down slightly from the previous fiscal quarter 6.9% due primarily to improvement in the average month-end NAV. During the fiscal quarter ended February 28, 2003, the Trust posted a 2.5% total market return, representing the second quarter of significant sequential improvement.

A steady rise in underlying values, coupled with a generally healthier investor sentiment towards floating rate senior loan funds since the beginning of the year, has also had a decidedly positive impact on the Trust's common shares. Total return based on market value (assuming full dividend reinvestment) was 11.3% for the three-month period ended February 28, 2003, versus -9.7% for the S&P 500 Index. For the full fiscal year, the Trust's common shares returned 2.5% (dividends reinvested), versus -22.7% for the S&P 500 Index.

The Trust's recent performance has been driven by a stronger overall tone to the loan market, made manifest by generally rising indicative loan prices. Several of the Trust's larger holdings benefited from credit-specific improvements. As an example, Nextel Communications ("Nextel"), the Trust's largest single position at period-end, accounting for approximately 4.1% of total assets, continues to exceed analysts' operational and financial expectations, thereby driving prices for the company's term loans to near-par levels. By way of its bellwether standing, Nextel's string of success has also had a tangible positive effect on prices across the cellular communications sector, historically one of the Trust's largest.

Moreover, indicative pricing for term loans issued by Charter Communications Operating LLC ("Charter"), the Trust's second largest individual holding (roughly 2.6% of total assets at period-end), also improved during the fiscal quarter. The average bid now lies several percentage points off a low reached during the fourth quarter of 2002, and continues to slowly edge upward. Consistently underpinned by stable valuation levels of cable television systems, recent interest in Charter's term loans appears to have been driven by a renewed investor confidence in the ability of cable television operators to both defend and grow their higher margin subscriber base.

Also contributing to fiscal fourth quarter results was, again, consistent performance across several of the Trust's other material sector concentrations (e.g., Healthcare, Containers & Packaging and Beverage & Food), offset to a degree by disappointing recoveries on a small number of existing non-performing loans, particularly the Trust's older, illiquid positions. We continue to dedicate significant time and resources in an effort to maximize recovery values in this area, typically under very difficult circumstances.

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of February 28, 2003, the Trust had $617 million of borrowings outstanding, consisting of $450 million of "aaa/AAA" rated cumulative auction rate preferred shares, and $167 million outstanding under $540 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 39.9% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter ended February 28, 2003 was 1.38%. While the use of leverage for investment purposes increases both investment opportunity and investment risk, we continue to deploy leverage only when it is in the best interest of the Trust's common shareholders.

OUTLOOK

In our view, the Trust, and the non-investment grade loan market at large, appears to be reasonably well positioned to meet the expected challenges of the coming months. Overall credit conditions continue to slowly improve, as evidenced by another quarter-over-quarter decline in the trailing loan default rate (by principal amount) for the industry to approximately 5.5%, after peaking at 7.4% in June of last year.(2) Further, the supply of new transactions, an important barometer of market health, has been fairly generous. Institutional M&A-related loan volume closed out at $6.2 billion during the first quarter of 2003, the highest level since the first quarter of 2000.(2) Understandably, the forward calendar looks less robust at this point, effectively capped by uncertainty surrounding the outcome of military action in the Middle East.

Nonetheless, we maintain a cautious view of the economic outlook, both as it appears today and once hostilities in Iraq come to an end. Several indicators, not the least being a chronically anemic labor market, point to significantly slower growth than originally anticipated. Whether such weakness is a continuation of the unwinding of the excesses of the 1990s, or a by-product of caution on the part of companies and consumers alike, remains to be seen. If macro economic conditions were to deteriorate, it could further pressure a good portion of the non-investment grade issuer universe and increase the prospects for a further rate cut on the part of the Federal Reserve. An additional reduction in already historically low short-term interest rates could continue to depress returns, even if underlying loan values continue to rise. As stated in our prior report, we will remain in a relatively defensive posture while seeking to take advantage of selective buying opportunities.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                      /s/ Daniel A. Norman

Jeffrey A. Bakalar                          Daniel A. Norman
SENIOR VICE PRESIDENT                       SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER                 CO-SENIOR PORTFOLIO MANAGER


ING Prime Rate Trust
April 7, 2003

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Source: As tracked by S&P Leveraged Commentary & Data Group, a leading data provider to the Loan Market.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS  LETTER  CONTAINS  STATEMENTS  THAT  MAY  BE  "FORWARD-LOOKING STATEMENTS."
ACTUAL   RESULTS   COULD   DIFFER   MATERIALLY   FROM  THOSE  PROJECTED  IN  THE
"FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The LSTA LEVERAGED LOAN INDEX (LLI) is a weekly return index that uses market to market pricing to calculate market value change. The LLI tracks the current outstanding balance and spread over LIBOR for fully funded term loans.


                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of February 28, 2003
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                       $  922,383,342
--------------------------------------------------------------------------------
Assets Invested in Senior Loans*                                 $1,476,322,899
--------------------------------------------------------------------------------
Total Number of Senior Loans                                                268
--------------------------------------------------------------------------------
Average Amount Outstanding per Loan                              $    5,508,668
--------------------------------------------------------------------------------
Total Number of Industries                                                   35
--------------------------------------------------------------------------------
Average Loan Amount per Industry                                 $   42,180,654
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      48%
--------------------------------------------------------------------------------
Weighted Average Days to Interest Rate Reset                            46 days
--------------------------------------------------------------------------------
Average Loan Final Maturity                                           50 months
--------------------------------------------------------------------------------
Total Leverage as a Percentage of Total Assets
  (including Preferred Shares)                                             39.9%
--------------------------------------------------------------------------------
*    INCLUDES LOANS AND OTHER DEBT RECEIVED THROUGH RESTRUCTURINGS

            TOP TEN SENIOR LOAN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                NET ASSETS     TOTAL ASSETS
Cable Television                                   12.6%           7.5%
Cellular                                           12.2%           7.3%
Healthcare, Education and Childcare                11.5%           6.9%
Leisure, Amusement and Entertainment                9.8%           5.9%
Containers, Packaging and Glass                     9.7%           5.8%
Automobile                                          8.4%           5.0%
Beverage, Food and Tobacco                          7.6%           4.6%
Lodging                                             7.1%           4.2%
Printing and Publishing                             7.0%           4.2%
Chemicals, Plastics and Rubber                      6.6%           3.9%

            TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                                NET ASSETS     TOTAL ASSETS
Nextel Communications (1)                           6.9%           4.1%
Charter Communications Operating, LLC               4.4%           2.6%
SC International Services                           2.7%           1.6%
Wyndham International, Inc.                         2.0%           1.2%
Safelite Glass Corporation.                         1.9%           1.2%
Broadwing, Inc.                                     1.9%           1.1%
Mandalay Resort Group                               1.8%           1.1%
Olympus Cable Holdings, LLC                         1.8%           1.1%
Extended Stay America, Inc.                         1.7%           1.0%
Western Wireless Corporation                        1.7%           1.0%

(1)  COMBINATION OF NEXTEL FINANCE COMPANY AND NEXTEL OPERATIONS, INC.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of February 28, 2003
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                      NET ASSET                         AVERAGE            AVERAGE
                                    VALUE ("NAV")       MARKET         ANNUALIZED         ANNUALIZED
                         PRIME        30-DAY SEC      30-DAY SEC      DISTRIBUTION       DISTRIBUTION
QUARTER ENDED            RATE          YIELD A          YIELD A      RATE AT NAV B     RATE AT MARKET B
-------------------------------------------------------------------------------------------------------
February 28, 2003        4.25%          6.93%            7.23%            6.52%              6.93%
-------------------------------------------------------------------------------------------------------
November 30, 2002        4.25%          8.02%            9.10%            6.86%              7.87%
-------------------------------------------------------------------------------------------------------
August 31, 2002          4.75%          7.39%            8.53%            6.34%              7.33%
-------------------------------------------------------------------------------------------------------
May 31, 2002             4.75%          7.32%            7.94%            6.09%              6.52%
-------------------------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                                              NAV                MARKET
-----------------------------------------------------------------------
1 Year                                       0.44%                2.53%
-----------------------------------------------------------------------
3 Years                                     -0.81%                0.98%
-----------------------------------------------------------------------
5 Years                                      2.15%               -0.67%
-----------------------------------------------------------------------
10 Years                                     5.99%                5.22%
-----------------------------------------------------------------------
Since Trust Inception F,H                    6.29%                 N/A
-----------------------------------------------------------------------
Since Initial Trading on NYSE G               N/A                 5.28%
-----------------------------------------------------------------------

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS C,D,E

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

               See statistics and performance footnotes on page 8.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the administrator for the Program.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2003 DIVIDENDS:

     DECLARATION DATE          EX-DIVIDEND DATE         PAYABLE DATE
     ----------------          ----------------         ------------
     January 31                February 6               February 25
     February 28               March 6                  March 24
     March 31                  April 8                  April 23
     April 30                  May 8                    May 22
     May 30                    June 6                   June 23
     June 30                   July 8                   July 22
     July 31                   August 7                 August 22
     August 29                 September 8              September 22
     September 30              October 8                October 22
     October 31                November 6               November 24
     November 28               December 8               December 22
     December 19               December 29              January 13, 2004

     RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees

ING Prime Rate Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the ING Prime Rate Trust (the "Trust") as of February 28, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of February 28, 2003 by confirmation with the custodian and other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Prime Rate Trust as of February 28, 2003 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Los Angeles, California
April 11, 2003

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,667,758,669)                     $ 1,535,926,872
Cash                                                                               1,341,722
Receivables:
 Interest                                                                          7,378,577
 Other                                                                                80,982
Prepaid expenses                                                                     203,777
                                                                             ---------------
   Total assets                                                                1,544,931,930
                                                                             ---------------
LIABILITIES:
Notes payable                                                                    167,000,000
Deferred arrangement fees on senior loans                                          3,092,567
Accrued auction preferred shares dividends payable                                    46,414
Payable to affiliates                                                              1,232,567
Accrued trustees' fees                                                                29,375
Other accrued expenses                                                             1,147,665
                                                                             ---------------
   Total liabilities                                                             172,548,588
                                                                             ---------------
Preferred shares, $25,000 stated value per share
 at liquidation value (18,000 shares outstanding)                                450,000,000
                                                                             ---------------
NET ASSETS                                                                   $   922,383,342
                                                                             ===============
Net asset value per common share outstanding (net assets
 less preferred shares at liquidation value, divided by 136,972,914 shares
 of beneficial interest authorized and outstanding, no par value)            $          6.73
NET ASSETS CONSIST OF:
 Paid-in capital                                                             $ 1,287,948,209
 Undistributed net investment income                                              11,723,349
 Accumulated net realized loss on investments                                   (245,456,419)
 Net unrealized depreciation of investments                                     (131,831,797)
                                                                             ---------------
 NET ASSETS                                                                  $   922,383,342
                                                                             ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Year Ended February 28, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                          $  88,756,974
Arrangement fees earned                                               2,531,760
Dividends                                                                12,011
Other                                                                 3,467,200
                                                                  -------------
 Total investment income                                             94,767,945
                                                                  -------------
EXPENSES:
Investment management fees                                           12,698,403
Administration fees                                                   3,968,231
Transfer agent and registrar fees                                       643,931
Interest                                                              4,330,327
Shareholder reporting expense                                           170,485
Custodian fees                                                          485,375
Revolving credit facility fees                                          260,923
Professional fees                                                       878,332
Preferred shares -- Dividend disbursing agent fees                    1,182,556
Insurance expense                                                        27,337
Pricing expense                                                          72,933
ICI fees                                                                104,853
Postage expense                                                         305,500
Trustees' fees                                                           73,000
Miscellaneous expense                                                    56,921
NYSE Registration fees                                                   79,755
                                                                  -------------
 Total expenses                                                      25,338,862
                                                                  -------------
   Net investment income                                             69,429,083
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                   (115,778,026)
Net change in unrealized depreciation of investments                 51,893,096
                                                                  -------------
 Net loss on investments                                            (63,884,930)
                                                                  -------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                           (7,499,067)
                                                                  -------------
   Net decrease in net assets resulting from operations           $  (1,954,914)
                                                                  =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              YEAR ENDED           YEAR ENDED
                                                             FEBRUARY 28,         FEBRUARY 28,
                                                                 2003                 2002
                                                            ---------------      ---------------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $    69,429,083      $   101,753,746
Net realized loss on investments                               (115,778,026)         (53,063,828)
Net change in unrealized appreciation (depreciation)
 on investments                                                  51,893,096          (69,951,020)
Distributions to preferred shareholders from net
 investment income                                               (7,499,067)         (15,273,093)
                                                            ---------------      ---------------
 Net decrease in net assets resulting from operations            (1,954,914)         (36,534,195)
                                                            ---------------      ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income:                       (61,643,423)         (85,728,945)
                                                            ---------------      ---------------
Decrease in net assets from distributions to common
 shareholders                                                   (61,643,423)         (85,728,945)
                                                            ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:
Common shares issued from dividend reinvestment                          --              919,219
Common shares sold in connection with shelf offerings                    --               87,513
Offering costs of preferred shares                                       --             (194,010)
                                                            ---------------      ---------------
 Net increase from capital share transactions                            --              812,722
                                                            ---------------      ---------------
 Net decrease in net assets                                     (63,598,337)        (121,450,418)
NET ASSETS:
Beginning of period                                             985,981,679        1,107,432,097
                                                            ---------------      ---------------
End of period (including undistributed net investment
 income of $11,723,349 and $8,856,756, respectively)        $   922,383,342      $   985,981,679
                                                            ===============      ===============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                                       --              114,904
Shares sold in connection with shelf offering                            --               10,939
                                                            ---------------      ---------------
 Net increase in shares outstanding                                      --              125,843
                                                            ===============      ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Year Ended February 28, 2003
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                $  85,837,758
 Dividends received                                                      12,011
 Facility fees paid                                                       9,887
 Dividends paid to preferred shareholders                            (7,530,264)
 Arrangement fees received                                            5,006,105
 Other income received                                                3,528,097
 Interest paid                                                       (4,847,393)
 Other operating expenses paid                                      (20,105,511)
 Purchases of securities                                           (765,856,229)
 Proceeds from sale of securities                                   881,063,596
                                                                  -------------
   Net cash provided by operating activities                        177,118,057
                                                                  =============
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid to common shareholders                              (61,643,423)
 Net repayment of notes payable                                    (115,000,000)
                                                                  -------------
   Net cash flows used in financing activities                     (176,643,423)
                                                                  -------------
 Net change in cash                                                     474,634
 Cash at beginning of period                                            867,088
                                                                  -------------
 Cash at end of period                                            $   1,341,722
                                                                  =============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations              $  (1,954,914)
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
 Change in net unrealized depreciation of securities                (51,893,096)
 Net accretion of discounts on securities                            (4,532,794)
 Net realized loss on sale of securities                            115,778,026
 Purchase of securities                                            (765,856,229)
 Proceeds on sale of securities                                     881,063,596
 Decrease in interest receivable                                      1,613,578
 Decrease in other receivables                                           60,897
 Decrease in prepaid arrangement fees on notes payable                  270,810
 Decrease in prepaid expenses                                           123,617
 Increase in deferred arrangement fees on senior loans                2,474,345
 Decrease in accrued interest payable                                  (517,066)
 Decrease in preferred shareholders dividend payable                    (31,197)
 Decrease in payable to affiliates                                     (145,795)
 Increase in accrued trustees' fees                                      27,227
 Increase in accrued expenses                                           637,052
                                                                  -------------
 Total adjustments                                                  179,072,971
                                                                  -------------
   Net cash provided by operating activities                      $ 177,118,057
                                                                  =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                                                         YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                        ------------------------------------------------------------------------
                                                           2003             2002           2001          2000           1999(5)
                                                        ----------       ----------     ----------    ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                      $     7.20       $     8.09     $     8.95    $     9.24      $     9.34
Net investment income                                         0.50             0.74           0.88          0.79            0.79
Net realized and unrealized gain (loss) on
 investments                                                 (0.47)           (0.89)         (0.78)        (0.30)          (0.10)
Distribution to Preferred Shareholders                       (0.05)           (0.11)         (0.06)           --              --
                                                        ----------       ----------     ----------    ----------      ----------
Increase (decrease) in net asset value from
 investment operations                                       (0.02)           (0.26)          0.04          0.49            0.69
Distributions to Common Shareholders from net invest-
 ment income                                                 (0.45)           (0.63)         (0.86)        (0.78)          (0.82)
Increase in net asset value from share offerings                --               --             --            --            0.03
Reduction in net asset value from
 Preferred Shares offerings                                     --               --          (0.04)           --              --
                                                        ----------       ----------     ----------    ----------      ----------
Net asset value, end of year                            $     6.73       $     7.20     $     8.09    $     8.95      $     9.24
                                                        ==========       ==========     ==========    ==========      ==========
Closing market price at end of year                     $     6.46       $     6.77     $     8.12    $     8.25      $     9.56
TOTAL RETURN(1)
Total investment return at closing
 market price(2)                                              2.53%           (9.20)%         9.10%        (5.88)%          1.11%
Total investment return at net asset value(3)                 0.44%           (3.02)%         0.19%         5.67%           7.86%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                        $  922,383       $  985,982     $1,107,432    $1,217,339      $1,202,565
Preferred Rate Shares
 Aggregate amount outstanding (000's)                   $  450,000       $  450,000     $  450,000            --              --
Liquidation and market value Per Share                  $   25,000       $   25,000     $   25,000            --              --
Asset coverage Per Share**                                     250%             235%           215%           --              --
Average borrowings (000's)                              $  190,671       $  365,126     $  450,197    $  524,019      $  490,978
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related to
  revolving credit facility)                                  1.49%            1.57%          1.62%           --              --
 Expenses                                                     1.81%            2.54%          3.97%           --              --
 Net investment income                                        4.97%(A)         6.83%          9.28%           --              --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related to
  revolving credit facility)                                  1.82%            1.66%          1.31%         1.00%(4)        1.05%(4)
 Expenses                                                     2.23%            2.70%          3.21%         2.79%(4)        2.86%(4)
 Net investment income                                        6.10%(B)         7.24%          7.50%         6.12%           6.00%
Ratios to average net assets
 Expenses (before interest and other fees related to
  revolving credit facility)                                  2.19%            2.25%          1.81%         1.43%(4)        1.50%(4)
 Expenses                                                     2.68%            3.64%          4.45%         4.00%(4)        4.10%(4)
 Net investment income                                        7.33%(C)         9.79%         10.39%         8.77%           8.60%
 Portfolio turnover rate                                        48%              53%            46%           71%             68%
 Common shares outstanding at end of period (000's)        136,973          136,973        136,847       136,036         130,206

----------
(1)  Total return calculations are attributable to common shareholders.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4)  Calculated on total expenses before impact on earnings credits.
(5) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
* Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
** Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(A) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets including preferred shares would have been 4.88% for the year ended February 28, 2003.
(B) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets plus borrowings applicable to common shares would have been 5.99% for the year ended February 28, 2003.
(C) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets applicable to common shares would have been 7.20% for the year ended February 28, 2003.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "`33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. As of February 28, 2003, 91.8% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

     values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains (if any), the Trust intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, arrangement fees are treated as discounts and accreted as described in Note 1.H. Arrangement fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-dividend date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

I. RECLASSIFICATION. Under EITF Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 2 -- INVESTMENTS

For the year ended February 28, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $764,209,674 and $880,505,551, respectively. At February 28, 2003, the Trust held senior loans valued at $1,476,322,899 representing 96.1% of its total investments. The market value of these assets is established as set forth in
Note 1.

The senior loans acquired by the Trust may take the form of a direct lending relationship with the borrower, an assignment of a lender's interest in a loan, or a participation interest in a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a lender's interest in a loan and the Trust does not have privity with or direct recourse against the borrower. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the lender from which the participation was acquired.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrant.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

The Fund values portfolio securities by using the market value of the securities when market quotations for the securities are readily available. When market quotations are not readily available, the Fund determines, in good faith, the fair value of the securities in accordance with the Trust's fair valuation procedures as established by the Board of Trustees. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                                DATE OF          COST OR
                                                                              ACQUISITION     ASSIGNED BASIS
                                                                              -----------     --------------
360Networks, Inc. -- Common Shares                                             11/26/02         $        --
Allied Digital Technologies Corporation -- Residual Interest in
 Bankruptcy Estate                                                             06/05/02             186,961
AM Cosmetics Corporation -- Common Shares                                      06/08/99             385,610
AM Cosmetics Corporation -- Preferred Shares                                   06/02/99                  --
Autotote Systems, Inc. -- Option                                               02/26/97                  --
Block Vision Holdings Corporation -- Common Shares                             09/30/02                  --
Boston Chicken Inc. -- Residual Interest in Boston Chicken Plan Trust          12/26/00           8,014,961
Breed Technologies, Inc. -- Common Shares                                      12/27/00           3,343,665
Capital Tool & Design, Ltd. -- Warrants                                        07/26/96                  --
Cedar Chemical -- Residual Interest in Bankruptcy Estate                       12/31/02                  --
Covenant Care, Inc. -- Warrants                                                12/22/95                  --
Covenant Care, Inc. -- Warrants                                                01/18/02                  --
Decision One Corporation -- Common Shares                                      06/16/00                  --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate         10/01/02              11,356
Enterprise Profit Solutions -- Liquidation Interest                            10/21/02                  --
Euro United Corporation -- Residual Interest in Bankruptcy Estate              06/21/02           4,466,250
Exide Technologies -- Warrants                                                 11/30/01                  --
Gevity HR -- Common Shares                                                     07/21/97              34,325
Grand Union Company -- Residual Interest in Bankruptcy Estate                  07/01/02               8,198
Holmes Group -- Warrants                                                       10/24/01                  --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                      5/15/02               25,000
IHDG Realty -- Common Shares                                                   05/02/01                   1
Imperial Home D-cor Group, Inc. -- Common Shares                               05/02/01           1,654,378
Interra Group, Inc. -- Common Shares                                           11/29/02                  --
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                          06/05/02             400,069
Morris Material Handling, Inc. -- Common Shares                                01/10/01           3,009,059
MP Holdings, Inc. -- Common Shares                                             03/14/01                   6
Murray's Discount Auto Stores, Inc. -- Common Shares                           3/25/02                   --
Murray's Discount Auto Stores, Inc. -- Warrants                                02/16/99                  --
New World Restaurant Group, Inc. -- Warrants                                   9/27/01                   40
Safelite Glass Corporation -- Common Shares                                    09/12/00                  --
Safelite Realty -- Common Shares                                               09/12/00                  --
Sarcom Corporation -- Common Shares                                            12/11/02                  --
Sarcom Corporation -- Preferred Shares                                         12/11/02           2,782,654
Scientific Games Corporation -- Warrants                                       5/11/01                   --
Soho Publishing -- Common Shares                                               03/14/01                 176
Stellex Aerostructures, Inc. -- Common Shares                                  10/17/01             275,767
Tartan Textile Services, Inc. -- Series D Preferred Shares                     07/17/01           2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                     07/17/01           2,333,852
Telinget, Inc. -- Residual Interest in Bankruptcy Estate                       09/18/02                  --
Tembec, Inc. -- Common Shares                                                  01/10/01           1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                      01/09/03             160,918
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                    10/14/02                  --
U.S. Office Products Company -- Residual Interest in
 Bankruptcy Estate                                                             11/28/00                  --
                                                                                                -----------
Total restricted securities excluding senior loans (market value of
 $37,043,248 was 4.0% of net assets at February 28, 2003)                                       $30,763,843
                                                                                                ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At February 28, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

     ACCRUED INVESTMENT            ACCRUED
      MANAGEMENT FEES         ADMINISTRATIVE FEES             TOTAL
     ------------------       -------------------       ------------------
         $  939,138                $  293,429               $1,232,567

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 27, 2003 and a $450 million five-year revolving credit agreement which matures on July 15, 2003, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at February 28, 2003, was $167 million, at a weighted average interest rate of 1.8%. The amount of borrowings represented 10.8% of total assets at February 28, 2003. Average borrowings for the year ended February 28, 2003 were $190,671,233 and the average annualized interest rate was 2.4%.

As of February 28, 2003, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                    $   644,951
Aurora Foods, Inc.                                                       244,571
Block Vision Holdings Corp.                                              118,771
Citadel Broadcasting Company                                           2,180,500
Doshi Diagnostics                                                      1,287,031
Express Scripts, Inc.                                                  3,092,006
Fleming Companies, Inc.                                                  692,691
Hercules Incorporated                                                  1,500,000
Hilton Hawaiian Village, LLC                                           1,838,235
Insight Health Services Corporation                                    4,950,000
Lamar Media Corporation                                                6,843,750
Levi Strauss & Co.                                                     2,500,000
Lyondell Chemical Company                                              9,000,000
Murray's Discount Auto Stores, Inc.                                    1,788,332
Owens -- Illinois, Inc.                                                2,779,385
Packaging Corporation of  America                                      2,753,595
Park Place Entertainment Corporation                                   1,579,724
Peabody Energy Corporation                                            10,000,000
Relizon Company (The)                                                  7,265,918
Riverwood International  Corporation                                   5,000,000
Six Flags Theme Parks, Inc.                                            1,700,000
Waste Connections, Inc.                                                5,160,920
Western Wireless Corporation                                           6,000,000
                                                                     -----------
                                                                     $78,920,380
                                                                     ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

As of February 28, 2003, share offerings pursuant to shelf registrations were as follows:

                 REGISTRATION        SHARES           SHARES
                     DATE          REGISTERED       REMAINING
                 ------------     ------------     ------------
                   6/11/98         15,000,000               --
                   6/19/98         10,000,000        9,730,800
                   9/15/98         25,000,000       19,170,354
                   3/04/99          5,000,000        3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the year ended February 28, 2003.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of February 28, 2003, the Trust held 3.6% of its total assets in subordinated loans and unsecured loans.

NOTE 8 -- FEDERAL INCOME TAXES

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains (if any) are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to common shareholders for years ended February 28, 2003 and 2002 were as follows:

               ORDINARY         LONG-TERM        TAX RETURN
                INCOME        CAPITAL GAINS      OF CAPITAL
              -----------     -------------      ----------
     2003     $61,643,423         $ --              $ --
     2002     $85,728,945         $ --              $ --

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

The amount of distributions from net investments income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, amortization of discounts and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of February 28, 2003:

                                             ACCUMULATED NET
                    UNDISTRIBUTED NET         REALIZED GAINS
                    INVESTMENT INCOME         ON INVESTMENTS
                    -----------------        ---------------
                      $ 2,580,000              $(2,580,000)

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at February 28, 2003.

                          AMOUNT             EXPIRATION DATES
                       ------------          ----------------
                       $209,579,956              2004-2011

The following represents the tax-basis components of distributable earnings as of February 28, 2003:

                                               CAPITAL           POST OCTOBER
  UNDISTRIBUTED         UNREALIZED              LOSS                LOSSES
 ORDINARY INCOME       DEPRECIATION         CARRYFORWARDS          DEFERRED
 ---------------       ------------         -------------        ------------
  $   9,433,349       $(131,116,264)        $(215,654,956)      $ (28,226,996)

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to February 28, 2003, the Trust paid to Common Shareholders the following dividends from net investment income:

     PER SHARE AMOUNT     DECLARATION DATE     RECORD DATE     PAYABLE DATE
     ----------------     ----------------     -----------     ------------
        $  0.0330             2/28/03            3/10/03          3/24/03
        $  0.0355             3/31/03            4/10/03          4/23/03

Subsequent to February 28, 2003, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                TOTAL
PREFERRED     PER SHARE           AUCTION                   RECORD                  PAYABLE
 SHARES         AMOUNT             DATES                     DATES                   DATES
---------     ---------     --------------------     --------------------     --------------------
Series M       $ 35.49      03/03/03 to 04/07/03     03/10/03 to 04/14/03     03/11/03 to 04/15/03
Series T       $ 33.97      03/04/03 to 04/08/03     03/11/03 to 04/15/03     03/12/03 to 04/16/03
Series W       $ 35.34      03/05/03 to 04/09/03     03/12/03 to 04/15/03     03/13/03 to 04/17/03
Series Th      $ 37.69      03/06/03 to 04/10/03     03/13/03 to 04/17/03     03/14/03 to 04/21/03
Series F       $ 34.85      03/07/03 to 04/11/03     03/14/03 to 04/17/03     03/17/03 to 04/21/03

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003
--------------------------------------------------------------------------------

SENIOR LOANS*: 160.1%
                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
----------------              ----------------------------                      -------     ---         -----
AEROSPACE AND DEFENSE: 3.3%
                              ALLIANT TECHSYSTEMS, INC.                          Ba2        BB-
$  2,638,955                  Term Loan, maturing April 20, 2009                                    $    2,645,883
                              DRS TECHNOLOGIES, INC.                             Ba3        BB-
   1,975,018                  Term Loan, maturing September 30, 2008                                     1,988,185
                              NEW PIPER AIRCRAFT, INC.                            NR        NR
   8,329,141       (3)        Term Loan, maturing April 15, 2005                                         6,746,604
                              PIEDMONT AVIATION SERVICES                          NR        NR
   5,458,754                  Term Loan, maturing July 23, 2006                                          5,404,167
   5,458,755                  Term Loan, maturing July 23, 2007                                          5,404,167
                              TITAN CORPORATION                                  Ba3        BB-
   2,985,000                  Term Loan, maturing June 30, 2009                                          2,985,000
                              TRANSDIGM HOLDING CORPORATION                       B1        B+
     437,986                  Term Loan, maturing May 15, 2006                                             440,792
   1,146,201                  Term Loan, maturing May 15, 2007                                           1,153,544
                              UNITED DEFENSE INDUSTRIES, INC.                    Ba3        BB-
   3,309,888                  Term Loan, maturing August 13, 2009                                        3,320,824
                                                                                                    --------------
                                                                                                        30,089,166
                                                                                                    --------------
AUTOMOBILE: 8.4%
                              AFTERMARKET TECHNOLOGY CORPORATION                 Ba2        BB-
   1,726,710                  Term Loan, maturing February 8, 2008                                       1,729,639
   1,255,777                  Term Loan, maturing February 8, 2008                                       1,257,907
                              AMERICAN AXLE & MANUFACTURING, INC.                Ba1        BB+
   5,453,298                  Term Loan, maturing April 30, 2006                                         5,452,022
                              BREED TECHNOLOGIES, INC.                            NR        NR
   1,140,679                  Term Loan, maturing December 20, 2004                                      1,077,942
                              CAPITAL TOOL & DESIGN, LTD.                         NR        NR
   6,683,524                  Term Loan, maturing May 31, 2003                                           6,603,987
                              COLLINS & AIKMAN PRODUCTS                          Ba3        BB-
   4,436,108                  Term Loan, maturing December 31, 2005                                      4,450,431
                              DURA OPERATING CORPORATION                         Ba3        BB
   3,184,000                  Term Loan, maturing December 31, 2008                                      3,184,000
                   (2)        EXIDE TECHNOLOGIES                                  NR         D
   1,612,012       (3)        Revolver, maturing December 18, 2003                                         981,312
     371,195       (3)        Term Loan, maturing December 18, 2003                                        225,965
   3,227,260       (3)        Term Loan, maturing March 18, 2005                                         1,976,697
                              FORD MOTOR CREDIT COMPANY                           A3        BBB
  15,000,000                  Floating Rate Note, maturing
                                October 25, 2004                                                        14,778,420
                   (2)        HAYES LEMMERZ INTERNATIONAL, INC.                  Caa2       NR
   3,478,750       (3)        Term Loan, maturing December 31, 2005                                      2,888,813
                              METALDYNE COMPANY, LLC                              B1        BB-
   3,995,000                  Term Loan, maturing December 31, 2009                                      3,851,847
                              POLYPORE, INC.                                     Ba3        B+
   5,458,750                  Term Loan, maturing December 31, 2007                                      5,474,673
                              SAFELITE GLASS CORPORATION.                         B3        B+
  10,889,049                  Term Loan, maturing September 30, 2007                                    10,725,714
   7,289,144                  Term Loan, maturing September 30, 2007                                     7,179,807
                              STONERIDGE, INC.                                   Ba3        BB
     985,000                  Term Loan, maturing April 30, 2008                                           984,384

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
AUTOMOBILE (CONTINUED)
                              TENNECO AUTOMOTIVE, INC.                            B2         B
$  2,430,281                  Term Loan, maturing November 4, 2007                                  $    2,246,275
   2,430,281                  Term Loan, maturing May 4, 2008                                            2,250,613
                                                                                                    --------------
                                                                                                        77,320,448
                                                                                                    --------------
BANKING: 0.5%
                              OUTSOURCING SOLUTIONS, INC.                        Caa1        D
  12,055,854       (3)        Term Loan, maturing June 10, 2006                                          4,279,828
                                                                                                    --------------
                                                                                                         4,279,828
                                                                                                    --------------
BEVERAGE, FOOD AND TOBACCO: 7.6%
                              AURORA FOODS, INC.                                  B3        CCC
   1,755,429                  Revolver, maturing June 30, 2005                                           1,524,297
   3,765,462                  Term Loan, maturing June 30, 2005                                          3,421,864
                              BIRDS EYE FOODS, INC.                              Ba3        B+
   4,488,750                  Term Loan, maturing June 30, 2008                                          4,499,038
                              COMMONWEALTH BRANDS, INC.                          Ba3        BB-
  12,025,000                  Term Loan, maturing August 28, 2007                                       12,017,484
                              COTT BEVERAGES, INC.                               Ba3        BB-
   1,176,363                  Term Loan, maturing December 31, 2006                                      1,181,509
                              CP KELCO APS                                        B3        B+
   4,004,613                  Term Loan, maturing March 31, 2008                                         3,872,961
   1,349,872                  Term Loan, maturing September 30, 2008                                     1,306,844
                              DEAN FOODS COMPANY                                 Ba1        BB+
  15,416,882                  Term Loan, maturing July 15, 2008                                         15,433,270
                              DEL MONTE CORPORATION                              Ba3        BB-
   5,000,000                  Term Loan, maturing December 20, 2010                                      5,042,500
                              EMPIRE KOSHER POULTRY, INC.                         NR        NR
  13,545,000       (3)        Term Loan, maturing July 31, 2004                                          5,553,450
                              FLEMING COMPANIES, INC.                            Ba3         B
     854,545                  Revolver, maturing June 18, 2007                                             766,243
   1,741,087                  Term Loan, maturing June 18, 2008                                          1,705,395
                              FLOWERS FOODS, INC.                                Ba2       BBB-
   2,462,500                  Term Loan, maturing March 26, 2007                                         2,472,761
                              INTERSTATE BRANDS CORPORATION                      Ba1       BBB-
   2,955,000                  Term Loan, maturing July 19, 2007                                          2,958,324
     995,000                  Term Loan, maturing July 19, 2007                                            994,068
                              MAFCO WORLDWIDE CORPORATION                         B1         B
   2,655,031                  Term Loan, maturing March 31, 2006                                         2,628,481
                              NATIONAL DAIRY HOLDINGS, L.P.                      Ba2        BB+
   2,481,250                  Term Loan, maturing April 30, 2009                                         2,480,215
                              NUTRASWEET ACQUISITION CORPORATION                 Ba3        NR
     598,232                  Term Loan, maturing May 25, 2007                                             599,230
                              SOUTHERN WINE & SPIRITS OF AMERICA, INC.           Ba3       BBB-
   1,990,000                  Term Loan, maturing July 2, 2008                                           1,994,975
                                                                                                    --------------
                                                                                                        70,452,909
                                                                                                    --------------
BUILDINGS AND REAL ESTATE: 2.2%
                              ASSOCIATED MATERIALS, INC.                         Ba3        BB-
     612,000                  Term Loan, maturing April 19, 2009                                           615,442
                   (2)        HQ GLOBAL WORKPLACES, INC.                          NR        NR
   3,865,243       (3)        Term Loan, maturing November 6, 2005                                       2,009,927

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
BUILDINGS AND REAL ESTATE (CONTINUED)
                              JDN REALTY CORPORATION                             Ba3        BB-
$ 10,000,000                  Term Loan, maturing December 31, 2004                                 $   10,025,000
                              MACERICH PARTNERSHIP, L.P.                         Ba2        NR
   4,915,200                  Term Loan, maturing July 26, 2005                                          4,921,344
                   (2)        U.S. AGGREGATES, INC.                               NR        NR
   1,555,139       (3)        Term Loan, maturing March 31, 2006                                           388,074
                              VENTAS REALTY, L.P.                                Ba3        BB-
   1,990,000                  Term Loan, maturing April 17, 2007                                         1,982,538
                                                                                                    --------------
                                                                                                        19,942,325
                                                                                                    --------------
CABLE TELEVISION: 12.6%
                   (2)        ADELPHIA COMMUNICATIONS CORPORATION                 NR        BBB
   3,000,000                  Debtor in Possession Term Loan, maturing
                                June 25, 2004                                                            3,007,500
                              CC VI OPERATING, LLC                                B2       CCC+
   8,000,000                  Term Loan, maturing November 12, 2008                                      6,171,431
                              CC VIII OPERATING, LLC                              B2        B-
   4,455,000                  Term Loan, maturing February 2, 2008                                       3,760,497
                   (2)        CENTURY CABLE HOLDINGS, LLC                        Caa1        D
   1,230,000                  Revolver, maturing March 31, 2009                                            852,390
  11,000,000                  Term Loan, maturing June 30, 2009                                          7,929,163
   5,000,000                  Term Loan, maturing December 31, 2009                                      3,530,555
                              CHARTER COMMUNICATIONS OPERATING, LLC               B2         B
  28,838,328                  Term Loan, maturing March 18, 2008                                        24,283,170
  19,850,000                  Term Loan, maturing September 18, 2008                                    16,627,133
                   (2)        FRONTIERVISION OPERATING PARTNERS, L.P.             B2         D
   2,593,939                  Revolver, maturing October 31, 2005                                        2,282,667
   2,000,000                  Term Loan, maturing September 30, 2005                                     1,760,000
   2,400,000                  Term Loan, maturing March 31, 2006                                         2,112,000
                              INSIGHT MIDWEST HOLDINGS, LLC                      Ba3        BB+
  14,500,000                  Term Loan, maturing December 31, 2009                                     14,005,188
                              MCC IOWA MEDIACOM BROADBAND                        Ba3        BB+
  13,500,000                  Term Loan, maturing September 30, 2010                                    13,221,563
                   (2)        OLYMPUS CABLE HOLDINGS, LLC                         B2         D
   2,000,000                  Term Loan, maturing June 30, 2010                                          1,587,142
  18,250,000                  Term Loan, maturing September 30, 2010                                    14,803,232
                                                                                                    --------------
                                                                                                       115,933,631
                                                                                                    --------------
CARGO TRANSPORT: 2.3%
                   (2)        AMERICAN COMMERCIAL LINES, LLC                     Caa1        D
   1,258,356                  Term Loan, maturing June 30, 2006                                          1,012,977
   1,804,934                  Term Loan, maturing June 30, 2007                                          1,452,972
                              EVERGREEN INTERNATIONAL AVIATION, INC.             Ba2        B+
   1,993,058                  Term Loan, maturing May 7, 2003                                            1,704,064
     337,411                  Term Loan, maturing May 7, 2003                                              288,487
                              GEMINI LEASING, INC.                                B1        NR
   4,117,116       (3)        Term Loan, maturing August 12, 2005                                        1,749,774
                              NEOPLAN USA CORPORATION                             NR        NR
   9,562,848       (3)        Term Loan, maturing May 29, 2005                                           7,363,393
                              OMNITRAX RAILROADS, LLC                             NR        NR
   3,811,673                  Term Loan, maturing May 13, 2005                                           3,802,144

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT (CONTINUED)
                              TEREX CORPORATION                                   B1        BB-
$  3,488,750                  Term Loan, maturing December 31, 2009                                 $    3,378,271
                                                                                                    --------------
                                                                                                        20,752,082
                                                                                                    --------------
CELLULAR: 12.2%
                              AIRGATE PCS, INC.                                   B3       CCC-
     931,148                  Term Loan, maturing June 6, 2007                                             675,083
   9,387,622                  Term Loan, maturing September 30, 2008                                     6,806,026
                              AMERICAN CELLULAR CORPORATION                       B3        CC
   2,499,241                  Term Loan, maturing March 31, 2008                                         1,883,803
   4,382,505                  Term Loan, maturing March 31, 2009                                         3,303,313
                              INDEPENDENT WIRELESS ONE CORPORATION               Caa1       CCC
  10,000,000                  Term Loan, maturing June 20, 2008                                          7,200,000
                              MICROCELL CONNEXIONS, INC.                          Ca         D
   2,250,000       (3)        Term Loan, maturing March 1, 2006                                          1,632,500
   5,000,000       (3)        Term Loan, maturing February 22, 2007                                      3,780,000
                              NEXTEL FINANCE COMPANY                             Ba3        BB-
   5,000,000                  Term Loan, maturing December 31, 2007                                      4,587,500
   3,740,625                  Term Loan, maturing June 30, 2008                                          3,575,136
   3,740,625                  Term Loan, maturing December 31, 2008                                      3,575,136
  45,500,000                  Term Loan, maturing March 31, 2009                                        42,446,615
                              NEXTEL OPERATIONS, INC.                            Ba3        BB-
   6,784,146                  Term Loan, maturing March 15, 2005                                         6,656,009
   2,353,577                  Term Loan, maturing February 10, 2007                                      2,251,258
                              RURAL CELLULAR CORPORATION                          B2        B+
   4,911,130                  Term Loan, maturing October 3, 2008                                        4,251,634
   4,911,130                  Term Loan, maturing April 3, 2009                                          4,251,634
                              WESTERN WIRELESS CORPORATION                        B3         B
   4,000,000                  Revolver, maturing March 31, 2008                                          3,191,000
   8,000,000                  Term Loan, maturing March 31, 2008                                         6,378,000
   8,000,000                  Term Loan, maturing September 30, 2008                                     6,372,000
                                                                                                    --------------
                                                                                                       112,816,647
                                                                                                    --------------
CHEMICALS, PLASTICS AND RUBBER: 6.6%
                              ACADIA ELASTOMERS CORPORATION                       NR        NR
   9,306,569                  Term Loan, maturing March 31, 2004                                         9,042,388
                              EQUISTAR CHEMICALS, L.P.                           Ba2        BB+
   7,929,924                  Term Loan, maturing August 24, 2007                                        7,952,231
                              FMC CORPORATION                                    Ba1       BBB-
   4,000,000                  Term Loan, maturing October 21, 2007                                       4,050,000
                              FOAMEX, L.P.                                        B2        B+
   1,682,653                  Term Loan, maturing June 30, 2005                                          1,543,834
   1,529,690                  Term Loan, maturing June 30, 2006                                          1,403,491
                              GEO SPECIALTY CHEMICALS, INC.                       B1        B+
   2,757,857                  Term Loan, maturing December 31, 2007                                      2,546,421
                              HERCULES, INC.                                     Ba1        BB
   5,000,000                  Term Loan, maturing May 15, 2007                                           5,007,815
                              HUNTSMAN COMPANY, LLC                               B3        B+
   7,700,916                  Term Loan, maturing March 31, 2007                                         6,334,004
   3,694,203                  Term Loan, maturing March 31, 2007                                         3,038,482

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                              HUNTSMAN INTERNATIONAL, LLC                         B2        B+
$    904,712                  Term Loan, maturing June 30, 2005                                     $      880,285
   3,940,128                  Term Loan, maturing June 30, 2007                                          3,877,744
   3,940,128                  Term Loan, maturing June 30, 2008                                          3,877,744
                              JOHNSONDIVERSEY, INC.                              Ba3        BB-
   3,980,000                  Term Loan, maturing November 3, 2009                                       4,003,633
                              LYONDELL CHEMICAL COMPANY                          Ba3        BB
     819,698                  Term Loan, maturing May 17, 2006                                             822,132
                              MILLENNIUM AMERICA, INC.                           Baa3      BBB-
     780,000                  Term Loan, maturing June 18, 2006                                            782,340
                              NOVEON, INC.                                        B1        BB-
   4,663,901                  Term Loan, maturing September 30, 2008                                     4,678,891
                              OM GROUP, INC.                                      B2        B+
     992,506                  Term Loan, maturing April 1, 2006                                            951,565
                                                                                                    --------------
                                                                                                        60,793,000
                                                                                                    --------------
CONTAINERS, PACKAGING AND GLASS: 9.7%
                              BERRY PLASTICS CORPORATION                          B1        B+
   2,985,000                  Term Loan, maturing July 22, 2010                                          3,001,791
                              BLUE RIDGE PAPER PRODUCTS, INC.                     B3        B+
   8,681,294                  Term Loan, maturing May 14, 2006                                           8,464,261
                              CONSTAR INTERNATIONAL, INC.                         B1        BB-
   2,992,500                  Term Loan, maturing November 20, 2009                                      3,007,463
                              GRAPHIC PACKAGING CORPORATION                      Ba3        BB
   1,980,000                  Term Loan, maturing February 28, 2009                                      1,989,900
                              GREIF BROS. CORPORATION                            Ba3        BB
   2,985,000                  Term Loan, maturing August 23, 2009                                        2,997,313
                              IMPAXX, INC.                                        NR        NR
   4,234,970                  Term Loan, maturing April 30, 2005                                         3,769,123
                              JEFFERSON SMURFIT CORPORATION                      Ba3        B+
   2,989,091                  Term Loan, maturing March 31, 2007                                         2,984,819
                   (2)        LINCOLN PULP & EASTERN FINE                         NR        NR
      92,280                  Term Loan, maturing December 31, 2001                                         65,519
  14,881,108                  Term Loan, maturing August 31, 2004                                       10,565,587
                              NEXPAK CORPORATION                                  B1        B+
   2,271,860                  Term Loan, maturing March 31, 2004                                         1,783,410
   2,271,860                  Term Loan, maturing March 31, 2004                                         1,783,410
                              OWENS-BROCKWAY GLASS CONTAINER, INC.                B1        BB
   9,628,331                  Revolver, maturing March 31, 2004                                          9,506,773
                              PACKAGING CORPORATION OF AMERICA                   Baa3       BBB
   1,002,633                  Term Loan, maturing June 29, 2006                                          1,000,126
                              PLIANT CORPORATION                                  B2        B+
   2,708,730                  Term Loan, maturing May 31, 2008                                           2,679,104
                              RIVERWOOD INTERNATIONAL CORPORATION                 B1         B
     550,000                  Revolver, maturing December 31, 2006                                         522,156
  15,000,000                  Term Loan, maturing December 31, 2006                                     14,985,945
                              SILGAN HOLDINGS, INC.                              Ba2        BB-
   1,990,000                  Term Loan, maturing November 30, 2008                                      1,988,342
                              SMURFIT-STONE CONTAINER CANADA, INC.               Ba3        B+
   4,307,692                  Term Loan, maturing June 30, 2009                                          4,260,579

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
                              STONE CONTAINER CORPORATION                        Ba3        B+
$ 11,692,308                  Term Loan, maturing June 30, 2009                                     $   11,567,165
                              TEKNI-PLEX, INC.                                    B1        B+
   2,925,000                  Term Loan, maturing June 21, 2008                                          2,881,581
                                                                                                    --------------
                                                                                                        89,804,367
                                                                                                    --------------
DATA & INTERNET SERVICES: 0.6%
                              360NETWORKS, INC.                                   NR        NR
   1,353,721                  Term Loan, maturing November 12, 2007                                        825,770
                              ARCH WIRELESS HOLDINGS, INC.                       Caa3       NR
     773,116                  Senior Note, maturing May 15, 2007                                           757,654
                              ICG COMMUNICATIONS, INC.                            NR        NR
   4,880,493                  Term Loan, maturing May 31, 2005                                           3,440,748
                              MCLEODUSA, INC.                                    Caa2       NR
   1,329,412                  Term Loan, maturing May 30, 2008                                             666,921
                                                                                                    --------------
                                                                                                         5,691,093
                                                                                                    --------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 6.4%
                              BARJAN PRODUCTS, LLC                                NR        NR
   4,826,250                  Term Loan, maturing May 31, 2006                                           4,541,926
                              BRAND SERVICES, INC.                                B1        B+
   4,000,000                  Term Loan, maturing October 16, 2009                                       4,015,000
                              DRESSER, INC.                                      Ba3        BB-
   5,219,136                  Term Loan, maturing April 10, 2009                                         5,232,648
                              FLOWSERVE CORPORATION                              Ba3        BB-
   1,553,145                  Term Loan, maturing June 30, 2006                                          1,540,526
   4,788,900                  Term Loan, maturing June 30, 2009                                          4,788,043
                              GENERAL CABLE CORPORATION                           B1        BB-
   2,567,281                  Term Loan, maturing May 25, 2007                                           2,207,862
                              MANITOWOC COMPANY, INC.                            Ba2        BB
   1,970,000                  Term Loan, maturing May 9, 2007                                            1,973,201
                              MUELLER GROUP, INC.                                 B1        B+
   3,980,000                  Term Loan, maturing May 31, 2008                                           3,975,025
                              NEPTUNE TECHNOLOGY GROUP, INC.                     Ba3        BB-
   3,881,919                  Term Loan, maturing November 1, 2008                                       3,901,328
                              REXNORD CORPORATION                                 B1        B+
   6,805,556                  Term Loan, maturing November 25, 2009                                      6,867,234
                              SPX CORPORATION                                    Ba2        BB+
   6,495,625                  Term Loan, maturing September 30, 2009                                     6,485,882
   7,627,211                  Term Loan, maturing March 31, 2010                                         7,615,770
                              UNITED PET GROUP                                    NR        NR
   6,055,561                  Term Loan, maturing March 31, 2006                                         5,966,043
                                                                                                    --------------
                                                                                                        59,110,488
                                                                                                    --------------
DIVERSIFIED/CONGLOMERATE SERVICE: 1.4%
                              IRON MOUNTAIN, INC.                                Ba3        BB
   1,996,000                  Term Loan, maturing February 15, 2008                                      2,002,238
                              PRIVATE BUSINESS, INC.                              NR        NR
   3,549,793                  Term Loan, maturing August 19, 2006                                        3,496,546

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE SERVICE (CONTINUED)
                              URS CORPORATION                                    Ba3        BB-
$  2,992,500                  Term Loan, maturing August 22, 2008                                   $    2,827,912
                              US INVESTIGATIONS SERVICES, LLC                     B1        BB-
   5,000,000                  Term Loan, maturing January 10, 2009                                       4,965,625
                                                                                                    --------------
                                                                                                        13,292,321
                                                                                                    --------------
ECOLOGICAL: 1.6%
                              ALLIED WASTE NORTH AMERICA, INC.                   Ba3        BB
   2,220,129                  Term Loan, maturing July 21, 2005                                          2,213,191
     435,739                  Term Loan, maturing July 21, 2006                                            434,961
     522,885                  Term Loan, maturing July 21, 2007                                            521,951
                              AMERICAN REF-FUEL COMPANY, LLC                     Baa2       BBB
   3,558,140                  Term Loan, maturing April 30, 2005                                         3,504,767
                              CASELLA WASTE SYSTEMS, INC.                         B1        BB-
   3,000,000                  Term Loan, maturing May 11, 2007                                           3,015,000
                   (2)        IT GROUP, INC.                                     Caa1       NR
   4,154,605       (3)        Term Loan, maturing June 11, 2007                                            401,613
                              WASTE CONNECTIONS, INC.                            Ba3        BB
   4,839,080                  Revolver, maturing May 16, 2005                                            4,693,908
                                                                                                    --------------
                                                                                                        14,785,391
                                                                                                    --------------
ELECTRONICS: 2.2%
                              ACTERNA, LLC                                       Caa1      CCC+
   6,098,973                  Term Loan, maturing September 30, 2007                                     1,626,395
                              DECISION ONE CORPORATION                            B3        CCC
   1,882,236                  Term Loan, maturing April 18, 2005                                         1,599,901
   9,492,004                  Term Loan, maturing April 18, 2005                                         8,068,204
                   (2)        INSILCO TECHNOLOGIES, INC.                         Caa2        D
   4,925,016       (3)        Term Loan, maturing March 25, 2007                                         1,083,503
                              KNOWLES ELECTRONICS, INC.                           B3       CCC+
   3,357,724                  Term Loan, maturing June 29, 2007                                          2,837,277
                              SARCOM, INC.                                        NR        NR
   1,003,670                  Term Loan, maturing June 30, 2007                                          1,003,670
                              TRANSACTION NETWORK SERVICES, INC.                 Ba3        BB-
   3,777,368                  Term Loan, maturing April 3, 2007                                          3,772,645
                                                                                                    --------------
                                                                                                        19,991,595
                                                                                                    --------------
FINANCE: 2.8%
                              ALLIANCE DATA SYSTEMS CORPORATION                   B1        B+
   8,710,638                  Term Loan, maturing July 25, 2005                                          8,688,862
                              ANTHONY CRANE RENTAL, L.P.                         Caa2      CCC+
  14,475,000                  Term Loan, maturing July 20, 2006                                          8,443,745
                              RENT-A-CENTER, INC.                                Ba2        BB
   1,441,705                  Term Loan, maturing January 31, 2006                                       1,439,363
   3,174,077                  Term Loan, maturing January 31, 2007                                       3,168,919
   1,250,713                  Term Loan, maturing December 31, 2007                                      1,250,582
                              UNITED RENTALS (NORTH AMERICA), INC.               Ba3        BB
   1,725,660                  Term Loan, maturing August 31, 2007                                        1,707,109
                              VALUE ASSET MANAGEMENT, INC.                        B1        B+
     750,000                  Term Loan, maturing April 28, 2003                                           726,562
                                                                                                    --------------
                                                                                                        25,425,142
                                                                                                    --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
GAMING: 4.4%
                   (2)        ALADDIN GAMING, LLC                                Caa1       NR
$  2,968,421       (3)        Term Loan, maturing August 26, 2006                                   $    2,463,789
   4,455,000       (3)        Term Loan, maturing February 26, 2008                                      3,697,650
                              ALLIANCE GAMING CORPORATION                         B1        BB-
   4,962,500                  Term Loan, maturing December 31, 2006                                      4,991,446
                              AMERISTAR CASINOS, INC.                            Ba3        BB-
   2,929,258                  Term Loan, maturing December 20, 2006                                      2,945,003
                              ARGOSY GAMING COMPANY                              Ba2        BB
   4,432,500                  Term Loan, maturing July 31, 2008                                          4,460,203
                              BOYD GAMING CORPORATION                            Ba1        BB+
     995,000                  Term Loan, maturing June 24, 2008                                            998,421
                              ISLE OF CAPRI CASINOS, INC.                        Ba2        BB-
     992,500                  Term Loan, maturing April 26, 2008                                           995,292
                              MANDALAY RESORT GROUP                              Ba2        BB+
  17,000,000                  Term Loan, maturing August 22, 2006                                       16,847,714
                              PARK PLACE ENTERTAINMENT CORPORATION               Ba1       BBB-
   3,420,276                  Revolver, maturing December 31, 2003                                       3,360,422
                                                                                                    --------------
                                                                                                        40,759,940
                                                                                                    --------------
GROCERY: 0.2%
                              GIANT EAGLE, INC.                                  Ba2        BB+
   1,990,000                  Term Loan, maturing August 2, 2009                                         1,993,731
                                                                                                    --------------
                                                                                                         1,993,731
                                                                                                    --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 11.5%
                              ALLIANCE IMAGING, INC.                              B1        B+
   1,038,168                  Term Loan, maturing November 2, 2006                                       1,021,297
   6,217,331                  Term Loan, maturing June 10, 2008                                          6,139,615
                              APRIA HEALTHCARE GROUP INC.                        Ba1       BBB-
   4,925,000                  Term Loan, maturing July 20, 2008                                          4,926,542
                              BROWN SCHOOLS                                       B3         B
   7,908,931                  Term Loan, maturing June 30, 2003                                          7,908,931
                              CAREMARK RX, INC.                                  Ba2        BB+
   2,476,275                  Term Loan, maturing March 31, 2006                                         2,478,338
                              COMMUNITY HEALTH SYSTEMS, INC.                     Ba3        BB-
  12,967,500                  Term Loan, maturing July 16, 2010                                         12,926,977
                              CONCENTRA OPERATING CORPORATION                     B1        B+
   2,995,019                  Term Loan, maturing June 30, 2006                                          2,948,221
   1,497,509                  Term Loan, maturing June 30, 2007                                          1,474,111
                              COVENANT CARE, INC.                                 NR        NR
   5,393,557                  Term Loan, maturing June 30, 2003                                          5,326,138
                              DAVITA, INC.                                       Ba3        BB-
   8,913,441                  Term Loan, maturing March 31, 2009                                         8,935,172
                              EXPRESS SCRIPTS, INC.                              Ba1       BBB-
   3,692,308                  Term Loan, maturing March 31, 2008                                         3,693,954
                   (2)        FOUNTAIN VIEW, INC.                                 NR        NR
   9,939,548                  Term Loan, maturing March 31, 2004                                         9,507,089
                              FRESENIUS MEDICAL CARE HOLDING, INC.               Ba1        BB+
   4,000,000                  Term Loan, maturing June 30, 2006                                          4,000,000

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                              GENESIS HEALTH VENTURES, INC.                      Ba3        B+
$    162,366                  Term Loan, maturing March 31, 2007                                    $      162,366
     396,335                  Term Loan, maturing March 31, 2007                                           390,390
   1,539,950                  Floating Rate Note, maturing April 2, 2007                                 1,455,253
                              HCA, INC.                                          Ba1       BBB-
   9,514,286                  Term Loan, maturing April 30, 2006                                         9,389,411
                              IASIS HEALTHCARE CORPORATION                        B1         B
   4,000,000                  Term Loan, maturing February 7, 2009                                       4,021,668
                              KINETIC CONCEPTS, INC.                             Ba3        B+
   2,639,967                  Term Loan, maturing March 31, 2006                                         2,642,443
                              MAGELLAN HEALTH SERVICES, INC.                     Caa1       CCC
   1,231,415                  Term Loan, maturing February 12, 2005                                      1,079,028
   1,231,415                  Term Loan, maturing February 12, 2006                                      1,083,645
                              MARINER HEALTH CARE, INC.                           B1        NR
     988,381                  Floating Rate Note, maturing May 13, 2009                                    973,555
                              SYBRON DENTAL MANAGEMENT, INC.                     Ba3        BB-
   1,442,001                  Term Loan, maturing June 6, 2009                                           1,447,588
                              TRIAD HOSPITALS, INC.                              Ba3        B+
   1,972,727                  Term Loan, maturing September 30, 2008                                     1,984,688
                              VANGUARD HEALTH SYSTEMS, INC.                      Ba3        B+
   5,500,000                  Term Loan, maturing January 3, 2010                                        5,517,188
                              VICAR OPERATING, INC.                               B1        B+
   4,979,987                  Term Loan, maturing September 30, 2008                                     5,006,964
                                                                                                    --------------
                                                                                                       106,440,572
                                                                                                    --------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.7%
                   (2)        DESA INTERNATIONAL, INC.                           Caa2       NR
   7,136,217       (3)        Term Loan, maturing November 26, 2004                                      7,136,217
                              HOLMES PRODUCTS CORPORATION                         B2         B
   3,577,773                  Term Loan, maturing February 5, 2007                                       3,363,107
                              IDENTITY GROUP, INC.                                NR        NR
   4,525,000                  Term Loan, maturing May 11, 2007                                           2,262,500
                              IMPERIAL HOME D-COR GROUP, INC.                     NR        NR
     833,725       (3)        Term Loan, maturing April 4, 2006                                            625,294
                              SEALY MATTRESS COMPANY                              B1        B+
     756,640                  Term Loan, maturing December 15, 2004                                        748,127
     545,722                  Term Loan, maturing December 15, 2005                                        539,583
     697,638                  Term Loan, maturing December 15, 2006                                        689,790
                                                                                                    --------------
                                                                                                        15,364,618
                                                                                                    --------------
INSURANCE: 0.7%
                              FUND AMERICAN COMPANIES, INC.                      Baa2      BBB+
   4,421,250                  Term Loan, maturing March 31, 2007                                         4,407,986
                              USI HOLDINGS CORPORATION                            B1        B+
   2,361,668                  Term Loan, maturing September 17, 2004                                     2,178,639
                                                                                                    --------------
                                                                                                         6,586,625
                                                                                                    --------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 9.8%
                              AMF BOWLING WORLDWIDE, INC.                         B1         B
   1,864,763                  Term Loan, maturing February 28, 2008                                      1,859,323

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT (CONTINUED)
                              BALLY TOTAL FITNESS HOLDING CORPORATION            Ba3        B+
$  5,901,906                  Term Loan, maturing November 10, 2004                                 $    5,665,830
                              FITNESS HOLDINGS WORLDWIDE, INC.                    B1         B
   8,578,059                  Term Loan, maturing November 2, 2006                                       8,345,739
   7,669,125                  Term Loan, maturing November 2, 2007                                       7,461,422
                              KERASOTES THEATRES, INC.                            B1        B+
   2,000,000                  Term Loan, maturing December 31, 2008                                      2,005,000
                              LODGENET ENTERTAINMENT CORPORATION                 Ba3        B+
   4,982,450                  Term Loan, maturing June 30, 2006                                          4,950,273
                              LOEWS CINEPLEX ENTERTAINMENT CORPORATION            NR        NR
   9,883,703                  Term Loan, maturing February 29, 2008                                      9,714,859
                              METRO-GOLDWYN-MAYER STUDIOS, INC.                  Ba3        BB-
  14,500,000                  Term Loan, maturing June 30, 2008                                         14,429,762
                              PANAVISION, INC.                                   Caa1       CCC
  13,992,568                  Term Loan, maturing March 31, 2005                                        12,033,608
                              REGAL CINEMAS, INC.                                Ba2        BB-
   2,375,000                  Term Loan, maturing December 31, 2007                                      2,383,906
                              SIX FLAGS THEME PARKS, INC.                        Ba2        BB-
   1,300,000                  Revolver, maturing June 30, 2008                                           1,261,000
  11,000,000                  Term Loan, maturing June 30, 2009                                         10,890,000
                              WASHINGTON FOOTBALL, INC.                          Baa3       NR
   3,000,000                  Term Loan, maturing October 16, 2007                                       3,016,876
                              XANTERRA PARKS & RESORTS, LLC                       NR        NR
   3,418,661                  Term Loan, maturing September 30, 2004                                     3,410,114
   3,418,661                  Term Loan, maturing September 30, 2005                                     3,410,114
                                                                                                    --------------
                                                                                                        90,837,826
                                                                                                    --------------
LODGING: 7.1%
                              EXTENDED STAY AMERICA, INC.                        Ba3        BB-
  16,227,853                  Term Loan, maturing January 15, 2008                                      15,974,293
                              HILTON HAWAIIAN VILLAGE, LLC                       Ba1       BBB-
  13,786,765                  Revolver, maturing June 1, 2003                                           13,579,963
                              KSL RECREATIONAL GROUP, INC.                       Ba3        B+
   1,513,611                  Term Loan, maturing April 30, 2005                                         1,502,890
   1,513,611                  Term Loan, maturing April 30, 2006                                         1,505,570
   5,518,687                  Term Loan, maturing December 22, 2006                                      5,504,890
                              MERISTAR INVESTMENT PARTNERS                       Ba3        B-
   6,022,138                  Term Loan, maturing March 31, 2003                                         6,037,193
   2,500,000                  Term Loan, maturing March 31, 2003                                         2,506,250
                              WYNDHAM INTERNATIONAL, INC.                         NR       CCC+
   7,176,801                  Term Loan, maturing June 30, 2004                                          5,443,159
  18,084,136                  Term Loan, maturing June 30, 2006                                         13,140,386
                                                                                                    --------------
                                                                                                        65,194,594
                                                                                                    --------------
MACHINERY: 1.0%
                              ALLIANCE LAUNDRY HOLDINGS, LLC                      B1         B
   3,861,048                  Term Loan, maturing August 2, 2007                                         3,830,480
                              MORRIS MATERIAL HANDLING, INC.                      NR        NR
     258,831                  Term Loan, maturing September 28, 2004                                       245,889
                              NATIONAL WATERWORKS, INC.                           B1        BB-
   2,000,000                  Term Loan, maturing November 22, 2009                                      2,018,750

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
MACHINERY (CONTINUED)
                              VUTEK, INC.                                         B1        NR
$    985,842                  Term Loan, maturing July 31, 2005                                     $      956,266
   1,704,172                  Term Loan, maturing July 31, 2007                                          1,653,046
     634,785                  Term Loan, maturing December 30, 2007                                        614,135
                                                                                                    --------------
                                                                                                         9,318,566
                                                                                                    --------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.1%
                   (2)        NATIONAL REFRACTORIES & MINERALS CORPORATION        NR        NR
     493,969                  Term Loan, maturing March 30, 2002                                           469,270
                                                                                                    --------------
                                                                                                           469,270
                                                                                                    --------------
OIL AND GAS 2.1%
                              PACIFIC ENERGY GROUP, LLC                          Ba2       BBB-
   4,000,000                  Term Loan, maturing July 26, 2009                                          4,023,752
                              PLAINS MARKETING, L.P.                             Ba1       BBB-
   3,465,000                  Term Loan, maturing September 21, 2007                                     3,482,325
                              PMC COMPANY                                        Ba1       BBB-
   2,970,000                  Term Loan, maturing May 5, 2006                                            2,977,425
                              TESORO PETROLEUM CORPORATION                       Ba3        BB
   6,216,279                  Term Loan, maturing December 31, 2007                                      5,911,681
                              W-H ENERGY SERVICES, INC.                           B2        B+
   3,438,750                  Term Loan, maturing April 16, 2007                                         3,387,169
                                                                                                    --------------
                                                                                                        19,782,352
                                                                                                    --------------
OTHER TELECOMMUNICATIONS: 2.4%
                              BROADWING, INC.                                     B1        B-
  11,279,000                  Term Loan, maturing November 9, 2004                                      10,865,433
   6,310,798                  Term Loan, maturing December 30, 2006                                      5,995,258
     757,845                  Term Loan, maturing June 28, 2007                                            720,711
                              GCI HOLDINGS, INC.                                 Ba3        BB+
   1,500,000                  Term Loan, maturing October 15, 2004                                       1,496,250
                              INTERA GROUP, INC.                                  NR        NR
   2,905,339                  Term Loan, maturing December 31, 2005                                      2,760,071
   1,591,423       (3)        Term Loan, maturing December 31, 2005                                             --
     909,384       (3)        Term Loan, maturing December 31, 2005                                             --
                                                                                                    --------------
                                                                                                        21,837,723
                                                                                                    --------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 5.8%
                              AM COSMETICS CORPORATION                            NR        NR
   2,292,689       (3)        Revolver, maturing May 30, 2004                                            1,375,613
   1,305,151       (3)        Term Loan, maturing May 30, 2004                                                  --
   2,610,303       (3)        Term Loan, maturing December 31, 2004                                             --
                              AMSCAN HOLDINGS, INC.                               B1        BB-
   2,000,000                  Term Loan, maturing June 15, 2007                                          1,985,000
                              ARMKEL, LLC                                        Ba3        B+
   1,975,000                  Term Loan, maturing March 28, 2009                                         1,988,225
                              BUHRMANN U.S., INC.                                 B1        B+
   2,535,153                  Term Loan, maturing October 26, 2005                                       2,349,770
   4,088,253                  Term Loan, maturing October 26, 2007                                       3,882,308
                   (2)        CENTIS, INC.                                        B2         B
   3,900,000       (3)        Term Loan, maturing September 30, 2005                                     1,014,000
   3,421,250       (3)        Term Loan, maturing September 30, 2006                                       889,525

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS (CONTINUED)
                              CHURCH & DWIGHT CO., INC.                          Ba2        BB
$  2,987,494                  Term Loan, maturing September 30, 2007                                $    3,006,476
                              JOSTENS, INC.                                       B1        BB-
   1,758,052                  Term Loan, maturing May 31, 2006                                           1,728,751
   4,486,364                  Term Loan, maturing December 31, 2009                                      4,494,776
                              NORWOOD PROMOTIONAL PRODUCTS, INC.                  NR        NR
  10,197,523                  Term Loan, maturing February 1, 2005                                      10,197,523
   7,132,826       (3)        Term Loan, maturing February 1, 2005                                       3,174,108
   1,998,167       (3)        Term Loan, maturing February 1, 2005                                              --
                              PAINT SUNDRY BRANDS CORPORATION                     B2        B+
     894,245                  Term Loan, maturing August 11, 2005                                          831,648
     875,811                  Term Loan, maturing August 11, 2006                                          814,505
                              PLAYTEX PRODUCTS, INC.                             Ba3        BB-
  11,275,083                  Term Loan, maturing May 31, 2009                                          11,258,171
                              RAYOVAC CORPORATION                                Ba3        BB-
   4,558,333                  Term Loan, maturing September 30, 2009                                     4,572,577
                                                                                                    --------------
                                                                                                        53,562,976
                                                                                                    --------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 5.9%
                              AFC ENTERPRISES, INC.                              Ba2        BB
   1,592,000                  Term Loan, maturing May 23, 2009                                           1,595,814
                              COINMACH CORPORATION                                B1        BB-
   4,900,000                  Term Loan, maturing July 25, 2009                                          4,915,312
                              DOMINO'S, INC.                                     Ba3        BB-
   2,985,000                  Term Loan, maturing June 30, 2008                                          2,994,328
                              GATE GOURMET BORROWER, LLC                          B1        BB
   1,000,000                  Term Loan, maturing December 31, 2008                                        970,000
   1,000,000                  Term Loan, maturing December 31, 2009                                        990,000
                              NEW WORLD RESTAURANT GROUP, INC.                   Caa2      CCC+
   4,000,000                  Secured Floating Rate Note, maturing
                                June 15, 2003                                                            3,600,000
                              OTIS SPUNKMEYER, INC.                               B1        B+
   6,920,455                  Term Loan, maturing January 21, 2009                                       6,916,129
                              PAPA GINO'S, INC.                                   NR        NR
   1,943,182                  Term Loan, maturing August 31, 2006                                        1,908,686
   4,839,844                  Term Loan, maturing August 31, 2007                                        4,790,046
                              RELIZON COMPANY                                    Ba3        BB-
   1,112,147                  Revolver, maturing August 4, 2006                                          1,000,933
                              SC INTERNATIONAL SERVICES                          Ba1        BB
  25,057,291                  Term Loan, maturing March 1, 2007                                         24,806,719
                                                                                                    --------------
                                                                                                        54,487,967
                                                                                                    --------------
PRINTING AND PUBLISHING: 7.0%
                              ADAMS OUTDOOR ADVERTISING, L.P.                     B1        B+
   1,780,000                  Term Loan, maturing February 8, 2008                                       1,786,305
                              ADVANSTAR COMMUNICATIONS, INC.                      B2         B
  10,136,771                  Term Loan, maturing April 11, 2007                                         9,401,855
                              AMERICAN MEDIA OPERATIONS, INC.                    Ba3        B+
   4,000,000                  Term Loan, maturing April 1, 2007                                          4,012,500
                              BELL ACTIMEDIA, INC.                               Ba3        BB-
   2,000,000                  Term Loan, maturing November 29, 2010                                      2,014,250

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING (CONTINUED)
                              CANWEST MEDIA, INC.                                Ba3        B+
$  4,222,181                  Term Loan, maturing May 15, 2008                                      $    4,226,872
   4,521,976                  Term Loan, maturing May 15, 2009                                           4,527,000
                              DEX MEDIA EAST, LLC                                Ba3        BB-
   5,500,000                  Term Loan, maturing May 8, 2009                                            5,559,010
                              HOLLINGER INTERNATIONAL PUBLISHING, INC.           Ba2        BB-
   2,500,000                  Term Loan, maturing September 30, 2009                                     2,512,500
                              LAMAR MEDIA CORPORATION                            Ba2        BB-
   5,150,000                  Term Loan, maturing March 1, 2006                                          5,089,915
                              PRIMEDIA, INC.                                      B3         B
   3,743,351                  Term Loan, maturing June 30, 2009                                          3,570,221
                              R.H. DONNELLEY, INC.                               Ba3        BB
   8,000,000                  Term Loan, maturing June 30, 2010                                          8,057,000
                              READER'S DIGEST ASSOCIATIONS, INC.                 Baa3       BB+
   6,965,000                  Term Loan, maturing May 20, 2008                                           6,854,305
                              TRANSWESTERN PUBLISHING COMPANY                    Ba3        BB-
   2,955,000                  Term Loan, maturing June 27, 2008                                          2,953,153
                              VERTIS, INC.                                        B1        B+
   2,457,389                  Term Loan, maturing December 7, 2008                                       2,386,739
                              ZIFF DAVIS MEDIA, INC.                              B3       CCC-
   1,694,296                  Term Loan, maturing March 31, 2007                                         1,457,095
                                                                                                    --------------
                                                                                                        64,408,720
                                                                                                    --------------
RADIO AND TV BROADCASTING: 5.8%
                              BLOCK COMMUNICATIONS, INC.                         Ba2        BB-
   2,985,000                  Term Loan, maturing November 15, 2009                                      2,996,194
                              CITADEL BROADCASTING COMPANY                       Ba2        B+
   1,260,000                  Revolver, maturing April 2, 2008                                           1,174,950
     750,000                  Term Loan, maturing April 2, 2008                                            748,125
   3,600,000                  Term Loan, maturing June 26, 2009                                          3,614,400
                              CUMULUS MEDIA, INC.                                Ba3        B+
   3,000,000                  Term Loan, maturing March 28, 2010                                         3,021,564
                              EMMIS OPERATING COMPANY                            Ba2        B+
  10,982,904                  Term Loan, maturing August 31, 2009                                       11,030,954
                              FISHER BROADCASTING, INC.                          Ba3        B+
   2,000,000                  Term Loan, maturing February 28, 2010                                      2,002,500
                              GRAY TELEVISION, INC.                              Ba3        B+
   4,000,000                  Term Loan, maturing December 31, 2010                                      4,020,832
                              LIN TELEVISION CORPORATION                         Ba2        BB
   1,897,143                  Term Loan, maturing December 31, 2007                                      1,899,514
   2,102,857                  Term Loan, maturing December 31, 2007                                      2,105,486
                              PAXSON COMMUNICATIONS CORPORATION                  Ba3        BB
   4,925,000                  Term Loan, maturing June 30, 2006                                          4,903,453
                              PEGASUS MEDIA & COMMUNICATIONS, INC.                B3        B-
   5,884,937                  Term Loan, maturing April 30, 2005                                         5,319,324
                              SINCLAIR BROADCAST GROUP, INC.                     Ba2        BB
   5,000,000                  Term Loan, maturing December 31, 2009                                      5,011,385
   3,000,000                  Term Loan, maturing December 31, 2009                                      3,007,635
                              SUSQUEHANNA MEDIA COMPANY                          Ba1        BB-
   2,481,250                  Term Loan, maturing June 30, 2008                                          2,493,656
                                                                                                    --------------
                                                                                                        53,349,972
                                                                                                    --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
RETAIL STORES: 5.3%
                              ADVANCE STORES COMPANY, INC.                       Ba3        BB-
$  5,000,000                  Term Loan, maturing November 30, 2007                                 $    5,009,375
                              CH OPERATING, LLC                                   B2        B+
   2,431,034                  Term Loan, maturing June 30, 2007                                          2,412,802
                              HERBALIFE INTERNATIONAL, INC.                       B1        BB-
   1,500,000                  Term Loan, maturing July 31, 2008                                          1,494,375
                   (2)        K MART CORPORATION                                 Ba1        BBB
   3,500,000                  Debtor in Possession Term Loan, maturing
                                April 22, 2004                                                           3,466,460
                              MURRAY'S DISCOUNT AUTO STORES, INC.                 NR         B
   1,911,667                  Revolver, maturing June 30, 2003                                           1,888,439
  13,314,994                  Term Loan, maturing June 30, 2003                                         13,228,635
                              PETCO ANIMAL SUPPLIES, INC.                        Ba3        BB-
   3,481,912                  Term Loan, maturing October 2, 2008                                        3,493,883
                              RITE AID CORPORATION                                B2        BB-
  14,694,891                  Term Loan, maturing June 27, 2005                                         14,547,942
                              SHOPPERS DRUG MART CORPORATION                     Ba1       BBB+
     882,353                  Term Loan, maturing February 4, 2009                                         884,449
                              TRAVELCENTERS OF AMERICA, INC.                     Ba3        BB
   2,475,000                  Term Loan, maturing November 14, 2008                                      2,487,375
                                                                                                    --------------
                                                                                                        48,913,735
                                                                                                    --------------
TELECOMMUNICATIONS EQUIPMENT: 5.0%
                              AMERICAN TOWER, L.P.                                B2         B
   9,973,468                  Term Loan, maturing June 30, 2007                                          9,251,638
   1,667,986                  Term Loan, maturing December 31, 2007                                      1,580,504
                              CROWN CASTLE OPERATING COMPANY                     Ba3        B-
  13,000,000                  Term Loan, maturing March 15, 2008                                        12,328,329
                              PINNACLE TOWERS, INC.                               B3         D
   8,586,031                  Term Loan, maturing October 31, 2005                                       7,963,544
                              SPECTRASITE COMMUNICATIONS, INC.                    B3        CC
   7,654,927                  Term Loan, maturing December 31, 2007                                      6,793,747
                              TRIPOINT GLOBAL COMMUNICATIONS, INC.                NR        NR
   3,181,948                  Term Loan, maturing May 31, 2006                                           3,022,851
                              TSI TELECOMMUNICATION SERVICES, INC.               Ba3        B+
   5,693,182                  Term Loan, maturing December 31, 2006                                      5,440,547
                                                                                                    --------------
                                                                                                        46,381,160
                                                                                                    --------------
TEXTILES AND LEATHER: 3.2%
                              ACCESSORY NETWORK GROUP, INC.                       NR        NR
   8,194,791                  Term Loan, maturing June 30, 2003                                          3,277,917
                   (2)        GALEY & LORD, INC.                                 Caa2       NR
   2,692,043                  Term Loan, maturing April 2, 2005                                          1,938,271
   1,927,515                  Term Loan, maturing April 1, 2006                                          1,387,811
                              LEVI STRAUSS & COMPANY                              B1        BB
   5,000,000                  Term Loan, maturing July 31, 2006                                          5,013,540
                   (2)        MALDEN MILLS INDUSTRIES, INC.                       NR        NR
   8,958,296       (3)        Term Loan, maturing October 28, 2006                                       4,755,010

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
TEXTILES AND LEATHER (CONTINUED)
                   (2)        POLYMER GROUP, INC.                                 B3        NR
$  4,779,769                  Term Loan, maturing December 20, 2005                                 $    4,380,319
   5,462,500                  Term Loan, maturing December 20, 2006                                      5,020,950
                              TARGUS GROUP, INC.                                  NR        NR
   3,315,240                  Term Loan, maturing August 31, 2006                                        2,933,987
                              WILLIAM CARTER COMPANY                             Ba3        BB
     987,500                  Term Loan, maturing September 30, 2008                                       994,905
                                                                                                    --------------
                                                                                                        29,702,710
                                                                                                    --------------
UTILITIES: 0.7%
                              CALPINE CORPORATION                                Ba3       BBB-
   1,899,130                  Term Loan, maturing March 8, 2004                                          1,735,092
                              MICHIGAN ELECTRIC TRANSMISSION COMPANY             Baa2       BB+
   2,985,000                  Term Loan, maturing May 1, 2007                                            2,985,934
                              PIKE ELECTRIC, INC.                                Ba3        BB-
   1,717,647                  Term Loan, maturing April 18, 2010                                         1,728,383
                                                                                                    --------------
                                                                                                         6,449,409
                                                                                                    --------------
                              TOTAL SENIOR LOANS
                                (COST $1,606,963,991)                                               $1,476,322,899
                                                                                                    --------------
OTHER CORPORATE DEBT: 2.0%

AUTOMOBILE: 0.5%
                              CAPITAL TOOL & DESIGN, LTD.                         NR        NR
$  6,000,000                  Subordinated Note, maturing July 10, 2004                                  4,800,000

DATA AND INTERNET SERVICES: 0.1%
                              ARCH WIRELESS HOLDINGS, INC.                        Ca        NR
     739,789       (3)        Subordinated Note, maturing May 15, 2009                                     584,433

FINANCE: 1.1%
                              VALUE ASSET MANAGEMENT, INC.                        B3         B
  10,000,000                  Senior Subordinated Bridge Note,
                                maturing August 31, 2005                                                 9,687,500

HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                              BLOCK VISION HOLDINGS CORPORATION                   NR        NR
      13,365                  Junior Term Loan, maturing January 31, 2006                                       --

HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER PRODUCTS: 0.0%
                              MP HOLDINGS, INC.                                   NR        NR
      38,060                  Subordinated Note, maturing March 14, 2007                                    36,157

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                                                   BANK LOAN
                                                                                   RATINGS+
                                                                                  (UNAUDITED)
                                                                                ---------------
PRINCIPAL AMOUNT              BORROWER/TRANCHE DESCRIPTION                      MOODY'S     S&P         VALUE
------------------------------------------------------------------------------------------------------------------
PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.2%
                              AM COSMETICS CORPORATION                            NR        NR
$  3,626,611       (3)        Subordinated Note, maturing March 31, 2006                            $           --
                              PAINT SUNDRY BRANDS                                 B2        B+
   2,875,000                  Subordinated Note, maturing August 11, 2008                                2,328,750

TEXTILES AND LEATHER: 0.1%
                              TARTAN TEXTILE SERVICES, INC.                       NR        NR
   1,332,583                  Subordinated Note, maturing April 1, 2011                                  1,265,954
                                                                                                    --------------
                              TOTAL OTHER CORPORATE DEBT
                                (COST $23,414,543)                                                  $   18,702,794
                                                                                                    --------------
EQUITIES AND OTHER ASSETS: 4.4%
              (@), (R)        360Networks, Inc. (76,029 Common Shares)                                          --
              (1), (@), (R)   Allied Digital Technologies Corporation
                                (Residual Interest in Bankruptcy Estate)                                   186,961
              (@), (R)        AM Cosmetics Corporation (37,197 Common Shares)                                   --
              (@), (R)        AM Cosmetics Corporation (415 Perferred Shares)                                   --
              (@)             Arch Wireless Holdings, Inc. (102,124 Common
                                Shares)                                                                    214,460
              (@), (R)        Autotote Systems, Inc. (Option to Purchase 0.248%
                                of Common Shares Issued and Outstanding, Expires
                                October 31, 2002)                                                               --
              (@), (R)        Block Vision Holdings Corporation (571 Common
                                Shares)                                                                         --
              (2), (@), (R)   Boston Chicken Inc.
                                (Residual Interest in Boston Chicken Plan Trust)                         8,014,961
              (@), (R)        Breed Technologies, Inc. (212,171 Common Shares)                           2,821,874
              (@), (R)        Capital Tool & Design, Ltd.
                                (Warrants for 121,159 Common Shares,
                                Expires July 10, 2006)                                                          --
              (@), (R)        Cedar Chemical (Residual Interest in Bankruptcy
                                Estate)                                                                         --
              (@), (R)        Covenant Care, Inc.
                                (Warrants for 26,901 Common Shares, Expires
                                March 31, 2003)                                                                 --
              (@), (R)        Covenant Care, Inc.
                                (Warrants for 19,000 Common Shares, Expires
                                January 13, 2005)                                                               --
              (@)             Dan River, Inc. (127,306 Common Shares)                                      477,398
              (@), (R)        Decision One Corporation (350,059 Common Shares)                             941,659
              (2), (@), (R)   Electro Mechanical Solutions
                                (Residual Interest in Bankruptcy Estate)                                    51,870
              (@), (R)        Enterprise Profit Solutions (Liquidation Interest)                                --
              (4), (@), (R)   Euro United Corporation
                                (Residual Interest in Bankruptcy Estate)                                 4,466,250
              (2), (@), (R)   Exide Technologies
                                (Warrants for 16,501 Common Shares, Expires
                                March 16, 2006)                                                                165
              (@)             Genesis Health Ventures, Inc. (190,605
                                Common Shares)                                                           2,567,449
              (@)             Genesis Health Ventures, Inc. (2,223 Preferred
                                Shares)                                                                    200,070
              (@), (R)        Gevity HR (60,056 Common Shares)                                             323,702
              (2), (@), (R)   Grand Union Company (Residual Interest in
                                Bankruptcy Estate)                                                         130,143
              (@), (R)        Holmes Products Corporation
                                (Warrants for 19,397 Common Shares, Expires
                                May 7, 2006)                                                                    --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                              BORROWER/TRANCHE DESCRIPTION                                              VALUE
------------------------------------------------------------------------------------------------------------------
              (2), (@), (R)   Humphreys, Inc.
                                (Residual Interest in Bankruptcy Estate)                            $           --
              (@), (R)        Imperial Home Decor Group, Inc. (300,141 Common
                                Shares)                                                                          1
              (@), (R)        IHDG Realty (300,141 Common Shares)                                                1
              (@), (R)        Intera Group, Inc. (864 Common Shares)                                            --
              (2), (@), (R)   Kevco, Inc. (Residual Interest in Bankruptcy
                                Estate)                                                                    147,443
              (@)             Mariner Health Care, Inc. (126,525 Common Shares)                            398,554
              (@), (R)        Morris Material Handling, Inc. (481,373 Common
                                Shares)                                                                    750,942
              (@), (R)        MP Holdings, Inc. (590 Common Shares)                                              6
              (@), (R)        Murray's Discount Auto Stores, Inc. (17 Common
                                Shares)                                                                     67,756
              (@), (R)        Murray's Discount Auto Stores, Inc.
                                (Warrants for 955 Common Shares, Expires
                                January 22, 2007)                                                        3,814,105
              (@), (R)        New World Restaurant Group, Inc.
                                (Warrants for 4,489 Common Shares, Expires
                                June 15, 2006)                                                              37,173
              (@), (R)        Safelite Glass Corporation (660,808 Common Shares)                         6,601,472
              (@), (R)        Safelite Realty (44,605 Common Shares)                                             1
              (@), (R)        Sarcom Corporation (462,983 Common Shares)                                        --
              (@), (R)        Sarcom Corporation (4,015 Preferred Shares)                                2,782,654
              (@), (R)        Scientific Games Corporation
                                (48,930 Warrants for Class B Non-Voting
                                Common Shares, Expires October 2003)                                        60,471
              (@), (R)        Soho Publishing (17,582 Common Shares)                                           176
              (@), (R)        Stellex Aerostructures, Inc.
                                (11,130 Common Shares)                                                          --
              (@), (R)        Tartan Textile Services, Inc.
                                (23,449 Shares of Series D Preferred Stock)                              2,227,655
              (@), (R)        Tartan Textile Services, Inc.
                                (36,775 Shares of Series E Preferred Stock)                              2,333,852
              (2), (@), (R)   Telinget, Inc. (Residual Interest in Bankruptcy
                                Estate)                                                                         --
              (@), (R)        Tembec, Inc. (167,239 Common Shares)                                       1,121,036
              (1), (@), (R)   Transtar Metals (Residual Interest in
                                Bankruptcy Estate)                                                         160,919
              (1), (@), (R)   TSR Wireless, LLC (Residual Interest in
                                Bankruptcy Estate)                                                              --
              (2), (@), (R)   U.S. Office Products Company
                                (Residual Interest in Bankruptcy Estate)                                        --
                                                                                                    --------------
                              TOTAL FOR EQUITIES AND OTHER ASSETS
                                (COST $37,380,135)                                                      40,901,179
                                                                                                    --------------
                              TOTAL INVESTMENTS (COST $1,667,758,669)(5)                    166.5%  $1,535,926,872
                              PREFERRED SHARES AND LIABILITIES IN EXCESS OF
                                CASH AND OTHER ASSETS, NET                                  (66.5)    (613,543,530)
                                                                                           ------   --------------
                              NET ASSETS                                                    100.0%  $  922,383,342
                                                                                           ======   ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

----------
(@)  Non-income producing security. (R) Restricted security.
* Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investment is $1,667,043,136 and net unrealized depreciation consists of the following:

         Gross Unrealized Appreciation                 $   11,009,275
         Gross Unrealized Depreciation                   (142,125,539)
                                                       --------------
         Net Unrealized Depreciation                   $ (131,116,264)
                                                       ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER MEETING AND ADDITIONAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Prime Rate Trust held August 1, 2002, at the offices of ING, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                                 SHARES VOTED
                                   SHARES         AGAINST OR         SHARES           BROKER           TOTAL
                                  VOTED FOR        WITHHELD         ABSTAINED        NON-VOTE       SHARES VOTED
                                ------------     ------------     ------------     ------------     ------------
1.   To elect ten (10) members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

     Paul S. Doherty             110,359,707        3,388,734               --          --           113,748,441
     J. Michael Earley           110,479,938        3,268,503               --          --           113,748,441
     R. Barbara Gitenstein       110,365,051        3,383,390               --          --           113,748,441
     R. Glenn Hilliard           110,399,149        3,349,292               --          --           113,748,441
     Thomas J. McInerney         110,341,886        3,406,555               --          --           113,748,441
     David W.C. Putnam           110,446,047        3,302,394               --          --           113,748,441
     Blaine E. Rieke             110,433,012        3,315,429               --          --           113,748,441
     John G. Turner              110,476,871        3,271,570               --          --           113,748,441
     Roger B. Vincent            110,458,645        3,289,796               --          --           113,748,441
     Richard A. Wedemeyer        110,448,814        3,299,627               --          --           113,748,441

2.   To Confirm KPMG LLP as the current independent auditor of the Trust.

                                 110,364,705        2,068,675         1,315,061         --           113,748,441

3.To transact such other business as may properly come before the Annual Meeting or any ad- journment(s) or postponement(s) thereof.

                                 108,508,381        2,871,397         2,368,663         --           113,748,441

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER MEETING AND ADDITIONAL INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

            MANAGEMENT'S ADDITIONAL OPERATING INFORMATION (UNAUDITED)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; and (iv) the ability to invest up to 5% of its total assets in both subordinated loans and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's managed assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of March 31, 2003 was 8,100, which does not include approximately 48,100 beneficial owners of shares held in the name of brokers of other nominees.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. A Trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                TERM OF                                NUMBER OF
                                              OFFICE AND        PRINCIPAL            PORTFOLIOS IN          OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)           FUND COMPLEX      DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME           DURING THE              OVERSEEN           HELD BY
            AND AGE                 FUND       SERVED(1)     PAST FIVE YEARS           BY TRUSTEE          TRUSTEE
            -------                 ----       ---------     ---------------           ----------          -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee    October      Mr. Doherty is                  103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1999 -       President and Partner,                      (February 2002 -
Scottsdale, Arizona 85258                    Present      Doherty, Wallace,                           Present).
Born: 1934                                                Pillsbury and Murphy,
                                                          P.C., Attorneys (1996 -
                                                          Present); Director,
                                                          Tambrands, Inc. (1993 -
                                                          1998); and Trustee of
                                                          each of the funds
                                                          managed by Northstar
                                                          Investment Manage-
                                                          ment Corporation
                                                          (1993 - 1999).

J. Michael Earley(3)              Trustee    February     President and Chief             103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002 -       Executive Officer,                          (1997 - Present).
Scottsdale, Arizona 85258                    Present      Bankers Trust Company,
Born: 1945                                                N.A. (1992 - Present).

R. Barbara Gitenstein(2)          Trustee    February     President, College of           103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002 -       New Jersey (1999 -                          (1997 - Present).
Scottsdale, Arizona 85258                    Present      Present). Formerly,
Born: 1948                                                Executive Vice
                                                          President and Provost,
                                                          Drake University (1992
                                                          - 1998).

Walter H. May(2)                  Trustee    October      Retired. Formerly,              103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1999 -       Managing Director and                       (February 2002 -
Scottsdale, Arizona 85258                    Present      Director of Marketing,                      Present) and Best Prep
Born: 1936                                                Piper Jaffray, Inc.;                        Charity (1991 -
                                                          Trustee of each of the                      Present).
                                                          funds managed by
                                                          Northstar Investment
                                                          Management Corporation
                                                          (1996 - 1999).

Jock Patton(2)                    Trustee    August       Private Investor (June          103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 1995 -       1997 - Present).                            (February 2002 -
Scottsdale, Arizona 85258                    Present      Formerly, Director and                      Present); Director,
Born: 1945                                                Chief Executive Officer,                    Hypercom, Inc. (January
                                                          Rainbow Multimedia                          1999 - Present); JDA
                                                          Group, Inc. (January                        Software Group, Inc.
                                                          1999 - December 2001);                      (January 1999 -
                                                          Director of Stuart                          Present); Buick of
                                                          Entertainment, Inc.;                        Scottsdale, Inc.; Na-
                                                          Director of Artisoft, Inc.                  tional Airlines, Inc.; BG
                                                          (1994 - 1998).                              Associates, Inc.; BK En-
                                                                                                      tertainment, Inc.; and
                                                                                                      Arizona Rotorcraft, Inc.

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
David W.C. Putnam(3)              Trustee      October      President and Director,         103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   1999 -       F.L. Putnam Securities                      (February 2002 -
Scottsdale, Arizona 85258                      Present      Company, Inc. and its                       Present), Anchor
Born: 1939                                                  affiliates; President,                      International Bond
                                                            Secretary and Trustee,                      (December 2000 -
                                                            The Principled Equity                       Present); Progressive
                                                            Marke Fund. Formerly,                       Capital Accumulation
                                                            Trustee, Trust Realty                       Trust (August 1998 -
                                                            Trust (December Corp.;                      Present); Principled
                                                            Anchor Investment                           Equity Market Fund
                                                            Trust; Bow 2000 -                           (November 1996 -
                                                            Present); Ridge Mining                      Present), Mercy
                                                            Company and each of                         Endowment
                                                            the F.L. Putnam funds                       Foundation (1995 -
                                                            managed by Northstar                        Present); Director, F.L.
                                                            Investment Foundation                       Putnam Investment
                                                            Management                                  Management Company
                                                            Corporation (1994 -                         (December 2001 -
                                                            1999).                                      Present); Asian
                                                                                                        American Bank and
                                                                                                        Trust Company (June
                                                                                                        1992 - Present); and
                                                                                                        Notre Dame Health
                                                                                                        Care Center (1991 -
                                                                                                        Present) F.L. Putnam
                                                                                                        Securities Company,
                                                                                                        Inc. (June 1978 -
                                                                                                        Present); and an
                                                                                                        Honorary Trustee,
                                                                                                        Mercy Hospital (1973 -
                                                                                                        Present).

Blaine E. Rieke(3)                Trustee      February     General Partner,                103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       Huntington Partners                         (February 2002 -
Scottsdale, Arizona 85258                      Present      (January 1997 -                             Present) and Morgan
Born: 1933                                                  Present). Chairman of                       Chase Trust Co.
                                                            the Board and Trustee                       (January 1998 -
                                                            of each of the funds                        Present).
                                                            managed by ING
                                                            Investment
                                                            Management Co. LLC
                                                            (November 1998 -
                                                            February 2001).

Roger B. Vincent(3)               Trustee      February     President, Springwell           103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2002 -       Corporation (1989 -                         (1994 - Present); and
Scottsdale, Arizona 85258                      Present      Present). Formerly,                         Director, AmeriGas
Born: 1945                                                  Director, Tatham                            Propane, Inc. (1998 -
                                                            Offshore, Inc. (1996 -                      Present).
                                                            2000).

Richard A. Wedemeyer(2)           Trustee      February     Retired. Mr.                    103         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       Wedemeyer was                               (February 2002 -
Scottsdale, Arizona 85258                      Present      formerly Vice President                     Present) and
Born: 1936                                                  - Finance and                               Touchstone Consulting
                                                            Administration,                             Group (1997 - Present).
                                                            Channel Corporation
                                                            (June 1996 - April
                                                            2002). Formerly, Vice
                                                            President, Operations
                                                            and Administration,
                                                            Jim Henson
                                                            Productions. (1979 -
                                                            1997); Trustee, First
                                                            Choice Funds (1997 -
                                                            2001); and of each of
                                                            the funds managed by
                                                            ING Investment
                                                            Management Co. LLC
                                                            (1998 - 2001).

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
TRUSTEES WHO ARE "INTERESTED PERSONS"

R. Glenn Hilliard(4)              Trustee      February     Chairman and CEO, ING           103         Trustee, GCG Trust
ING Americas                                   2002 -       Americas and Member,                        (February 2002 -
5780 Powers Ferry Road, NW                     Present      Americas Executive                          Present) and Woodruff
Atlanta, GA 30327                                           Committee (1999 -                           Arts Center; Member of
Born: 1943                                                  Present). Formerly,                         the Board of Directors,
                                                            Chairman and CEO, ING                       Clemson University
                                                            North America (1994 -                       Foundation, the Board
                                                            1999).                                      of Councilors, Carter
                                                                                                        Center, and the High
                                                                                                        Museum of Art.

Thomas J. McInerney(5)            Trustee      February     Chief Executive Officer,        157         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       ING U.S. Financial                          (February 2002 -
Scottsdale, Arizona 85258                      Present      Services (September                         Present); Equitable Life
Born: 1956                                                  2001 - Present);                            Insurance Co., Golden
                                                            General Manager and                         American Life
                                                            Chief Executive Officer,                    Insurance Co., Life
                                                            ING U.S. Worksite                           Insurance Company of
                                                            Financial Services                          Georgia, Midwestern
                                                            (December 2000 -                            United Life Insurance
                                                            Present); Member, ING                       Co., ReliaStar Life
                                                            Americas Executive                          Insurance Co., Security
                                                            Committee (2001 -                           Life of Denver, Security
                                                            Present); President,                        Connecticut Life
                                                            Chief Executive Officer                     Insurance Co.,
                                                            and Director of                             Southland Life
                                                            Northern Life Insurance                     Insurance Co., USG
                                                            Company (March 2001 -                       Annuity and Life
                                                            October 2002), ING                          Company, and United
                                                            Aeltus Holding                              Life and Annuity
                                                            Company, Inc. (2000 -                       Insurance Co. Inc
                                                            Present), ING Retail                        (March 2001 - Present);
                                                            Holding Company                             Director, Ameribest Life
                                                            (1998 - Present), ING                       Insurance Co., (March
                                                            Life Insurance and                          2001 to January 2003);
                                                            Annuity Company                             Director, First
                                                            (September 1997 -                           Columbine Life
                                                            November 2002) and                          Insurance Co. (March
                                                            ING Retirement                              2001 to December
                                                            Holdings, Inc. (1997 -                      2002); Member of the
                                                            Present). Formerly,                         Board, National
                                                            General Manager and                         Commission on
                                                            Chief Executive Officer,                    Retirement Policy,
                                                            ING Worksite Division                       Governor's Council on
                                                            (December 2000 -                            Economic
                                                            October 2001),                              Competitiveness and
                                                            President, ING-SCI, Inc.                    Technology of
                                                            (August 1997 -                              Connecticut,
                                                            December 2000);                             Connecticut Business
                                                            President, Aetna                            and Industry
                                                            Financial Services                          Association, Bushnell;
                                                            (August 1997 -                              Connecticut Forum;
                                                            December 2000).                             Metro Hartford
                                                                                                        Chamber of Commerce;
                                                                                                        and is Chairman,
                                                                                                        Concerned Citizens for
                                                                                                        Effective Government.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
John G. Turner(6)                 Trustee      October      Chairman, Hillcrest             157          Trustee, GCG; Director,
7337 E. Doubletree Ranch Rd.                   1999 -       Capital Partners (May                       Hormel Foods
Scottsdale, Arizona 85258                      Present      2002-Present);                              Corporation (March
Born: 1939                                                  President, Turner                           2000 - Present); Shopko
                                                            Investment Company                          Stores, Inc. (August
                                                            (January 2002 -                             1999 - Present); and
                                                            Present). Mr. Turner                        M.A. Mortenson
                                                            was formerly Vice                           Company (March 2002 -
                                                            Chairman of ING                             Present).
                                                            Americas (2000 - 2002);
                                                            Chairman and Chief
                                                            Executive Officer of
                                                            ReliaStar Financial
                                                            Corp. and ReliaStar Life
                                                            Insurance Company
                                                            (1993 - 2000); Chairman
                                                            of ReliaStar United
                                                            Services Life Insurance
                                                            Company (1995 - 1998);
                                                            Chairman of ReliaStar
                                                            Life Insurance Company
                                                            of New York (1995 -
                                                            2001); Chairman of
                                                            Northern Life Insurance
                                                            Company (1992 - 2001);
                                                            Chairman and Trustee
                                                            of the Northstar
                                                            affiliated investment
                                                            companies (1993 - 2001)
                                                            and Director, Northstar
                                                            Investment Management
                                                            Corporation and its
                                                            affiliates (1993 - 1999).

----------
(1)  Trustees serve until their successors are duly elected and qualified.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(5) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(6) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                             TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S)            AND LENGTH OF                     DURING THE
          AND AGE                 HELD WITH THE TRUST        TIME SERVED(1)                  PAST FIVE YEARS
          -------                 -------------------        --------------                  ---------------
OFFICERS:

James M. Hennessy                 President and Chief        February 2001 -          President and Chief Executive
7337 E. Doubletree Ranch Rd.,     Executive Officer          Present                  Officer of ING Capital Corporation,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Services, LLC, ING
Born: 1949                        Chief Operating            June 2000 - Present      Advisors, Inc., ING Investments,
                                  Officer                                             LLC, Lexington Funds Distributor,
                                                                                      Inc., Express America T.C. Inc. and
                                  Senior Executive           June 2000 - February     EAMC Liquidation Corp. (since
                                  Vice President             2001                     December 2001); Executive Vice
                                                                                      President and Chief Operating
                                  Secretary                  April 1995 - February    Officer of ING Funds Distributor,
                                                             2001                     LLC (since June 2000). Formerly,
                                                                                      Executive Vice President and Chief
                                                                                      Operating Officer of ING
                                                                                      Quantitative Management, Inc.
                                                                                      (October 2001 to September 2002);
                                                                                      Senior Executive Vice President
                                                                                      (June 2000 to December 2000) and
                                                                                      Secretary (April 1995 to December
                                                                                      2000) of ING Capital Corporation,
                                                                                      LLC, ING Funds Services, LLC, ING
                                                                                      Investments, LLC, ING Advisors, Inc.,
                                                                                      Express America T.C. Inc., and EAMC
                                                                                      Liquidation Corp.; and Executive Vice
                                                                                      President, ING Capital Corporation,
                                                                                      LLC and its affiliates (May 1998 to
                                                                                      June 2000) and Senior Vice President,
                                                                                      ING Capital Corporation, LLC and its
                                                                                      affiliates (April 1995 to April 1998).

Michael J. Roland                 Executive Vice             February 2002 -          Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.,     President and              Present                  Financial Officer and Treasurer of
Scottsdale, Arizona 85258         Assistant Secretary                                 ING Funds Services, LLC, ING Funds
Born: 1958                                                                            Distributor, LLC, ING Advisors, Inc.,
                                  Chief Financial Officer    June 1998 - Present      ING Investments, LLC (December
                                                                                      2001 to present), Lexington Funds
                                  Senior Vice President      June 1998 - February     Distributor, Inc., Express America
                                                             2002                     T.C. Inc. and EAMC Liquidation
                                                                                      Corp. (since December 2001). Formerly,
                                                                                      Executive Vice President, Chief
                                                                                      Financial Officer and Treasurer of ING
                                                                                      Quantitative Management, Inc. (December
                                                                                      2001 to October 2002); Senior Vice
                                                                                      President, ING Funds Services, LLC,
                                                                                      ING Investments, LLC, and ING Funds
                                                                                      Distributor, LLC (June 1998 to December
                                                                                      2001) and Chief Financial Officer of
                                                                                      Endeavor Group (April 1997 to June 1998).

Daniel Norman                     Senior Vice President      April 1995 - Present     Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                                         Investments, LLC (since December
Scottsdale, Arizona 85258         Co-Senior Portfolio        November 1999 -          1994); ING Funds Distributor, LLC
Born: 1957                        Manager                    Present                  (since December 1995); has served
                                                                                      as an officer of other affiliates of
                                  Treasurer                  June 1997 - Present      ING since February 1992.

Jeffrey A. Bakalar                Senior Vice President      January 1998 -           Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                Present                  Investments, LLC (since November
Scottsdale, Arizona 85258                                                             1999). Formerly Vice President and
Born: 1959                        Co-Senior Portfolio        November 1999 -          Assistant Portfolio Manager, ING
                                  Manager                    Present                  Investments, LLC (February 1998 -
                                                                                      November 1999); Vice President of
                                                                                      First National Bank of Chicago
                                                                                      (July 1994 - January 1998).

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                             TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S)            AND LENGTH OF                     DURING THE
          AND AGE                 HELD WITH THE TRUST        TIME SERVED(1)                  PAST FIVE YEARS
          -------                 -------------------        --------------                  ---------------
OFFICERS:

Elliot Rosen                      Senior Vice President      May 2002 - Present       Senior Vice President, ING
7337 E. Doubletree Ranch Rd.,                                                         Investments, LLC (since February
Scottsdale, Arizona 85258                                                             1999). Formerly, Senior Vice
Born: 1953                                                                            President IPS-Sendero (May 1997 -
                                                                                      February 1999) and President of
                                                                                      Sendero, which merged into IPS
                                                                                      (August 1993 - May 1997).

Robert S. Naka                    Senior Vice President      November 1999 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.,                                Present                  Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Distributor, LLC,
Born: 1963                        Assistant Secretary        July 1996 - Present      ING Advisors, Inc., ING
                                                                                      Investments, LLC (October 2001 to
                                                                                      present) and Lexington Funds
                                                                                      Distributor, Inc. (since December
                                                                                      2001). Formerly, Senior Vice
                                                                                      President and Assistant Secretary
                                                                                      for ING Quantitative
                                                                                      Management, Inc. (October 2001
                                                                                      to October 2002); Vice President,
                                                                                      ING Investments, LLC (April 1997
                                                                                      to October 1999) , ING Funds
                                                                                      Services, LLC (February 1997 to
                                                                                      August 1999) and Assistant Vice
                                                                                      President, ING Funds Services, LLC
                                                                                      (August 1995 to February 1997).

William H. Rivoir III             Senior Vice President      February 2001 -          Senior Vice President and
7337 E. Doubletree Ranch Rd.,     and Assistant              Present                  Secretary of ING Capital
Scottsdale, Arizona 85258         Secretary                                           Corporation, LLC and ING Funds
Born: 1951                                                                            Services, LLC (since February 2001),
                                                                                      ING Funds Distributor, LLC, ING
                                                                                      Advisors, Inc., ING Investments,
                                                                                      LLC, and ING Quantitative
                                                                                      Management, Inc. (since October
                                                                                      2001), Lexington Funds Distributor,
                                                                                      Inc., ING Pilgrim Funding, Inc.,
                                                                                      Pilgrim America Financial, Inc.,
                                                                                      Express America TC, Inc. and
                                                                                      EAMC Liquidation Corp. (since
                                                                                      December 2001). Formerly, Senior
                                                                                      Vice President and Assistant
                                                                                      Secretary of ING Funds Services,
                                                                                      LLC (since June 1998), ING
                                                                                      Investments, LLC, and Pilgrim
                                                                                      America Financial, Inc. (since
                                                                                      February 1999), Senior Vice
                                                                                      President of ING Investments, LLC
                                                                                      (since December 1998) and
                                                                                      Assistant Secretary of ING Funds
                                                                                      Distributor, LLC (since February
                                                                                      1999) and ING Investments, LLC
                                                                                      (since June 1998).

Curtis F. Lee                     Senior Vice President     January 2001 - Present    Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.,     and Chief Credit                                    Credit Officer of Senior Loans of
Scottsdale, Arizona 85258         Officer                                             ING Investments, LLC (since August
Born: 1955                                                                            1999). Formerly, held a series of
                                                                                      positions with Standard Chartered
                                                                                      Bank in the credit approval and
                                                                                      problem loan management functions
                                                                                      (August 1992 - June 1999).

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                             TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S)            AND LENGTH OF                     DURING THE
          AND AGE                 HELD WITH THE TRUST        TIME SERVED(1)                  PAST FIVE YEARS
          -------                 -------------------        --------------                  ---------------
OFFICERS:

Kimberly A. Anderson              Vice President and         February 2001 -          Vice President and Assistant
7337 E. Doubletree Ranch Rd.,     Secretary                  Present                  Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                             LLC, ING Funds Distributor, LLC,
Born: 1964                        Assistant Vice             November 1999 -          ING Advisors, Inc., ING
                                  President and              February 2001            Investments, LLC (since October
                                  Assistant Secretary                                 2001) and Lexington Funds
                                                                                      Distributor, Inc. (since December
                                                                                      2001). Formerly, Vice President for
                                                                                      ING Quantitative Management,
                                                                                      Inc. (October 2001 to October
                                                                                      2002); Assistant Vice President of
                                                                                      ING Funds Services, LLC (November
                                                                                      1999 to January 2001) and has
                                                                                      held various other positions with
                                                                                      ING Funds Services, LLC for more
                                                                                      than the last five years

Robyn L. Ichilov                  Vice President             November 1997 -          Vice President of ING Funds
7337 E. Doubletree Ranch Rd.,                                Present                  Services, LLC (since October 2001)
Scottsdale, Arizona 85258                                                             and ING Investments, LLC (since
Born: 1967                                                                            August 1997); Accounting
                                                                                      Manager, ING Investments, LLC
                                                                                      (since November 1995).

Maria M. Anderson                 Assistant Vice             August 2001 - Present    Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.,     President                                           Funds Services, LLC (since October
Scottsdale, Arizona 85258                                                             2001). Formerly, Manager of Fund
Born: 1958                                                                            Accounting and Fund Compliance,
                                                                                      ING Investments, LLC (September
                                                                                      1999 to November 2001); Section
                                                                                      Manager of Fund Accounting, Stein
                                                                                      Roe Mutual Funds (July 1998 to
                                                                                      August 1999); and Financial
                                                                                      Reporting Analyst, Stein Roe Mutual
                                                                                      Funds (August 1997 to July 1998).

Todd Modic                        Assistant Vice             August 2001 - Present    Director of Financial Reporting of
7337 E. Doubletree Ranch Rd.,     President                                           ING Investments, LLC (since March
Scottsdale, Arizona 85258                                                             2001). Formerly, Director of
Born: 1967                                                                            Financial Reporting, Axient
                                                                                      Communications, Inc. (May 2000
                                                                                      to January 2001) and Director of
                                                                                      Finance, Rural/Metro Corporation
                                                                                      (March 1995 to May 2000).

Susan P. Kinens                   Assistant Vice             February 2003 -          Assistant Vice President and
7337 E. Doubletree Ranch Rd.      President and              Present (For the ING     Assistant Secretary, ING Funds
Scottsdale, Arizona 85258         Assistant Secretary        Funds)                   Services, LLC (December 2002 -
Born: 1976                                                                            Present); and has held various
                                                                                      other positions with ING Funds
                                                                                      Services, LLC for the last five
                                                                                      years.

----------
(1) The officers hold office until the next meeting of the Trustees and untill their successors shall have been elected and qualified.

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                    PRTAR022803-042803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)  Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date May 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date May 6, 2003

By /s/ Michael J. Roland
   -------------------------------------
   Michael J. Roland
   Executive Vice President and
   Chief Financial Officer

Date May 6, 2003